                                   SEMI-ANNUAL

                                     REPORT

                                February 29, 2000








                                     POTOMAC

                                     [LOGO]

                                     FUNDS







                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                                 (800) 851-0511

                               SEMI-ANNUAL REPORT
                                FEBRUARY 29, 2000
                                  POTOMAC FUNDS
                               ==================

DEAR SHAREHOLDER,

The last quarter of 1999 capped off another strong year for the US Equity markets, adding almost 50% of the year's returns. Despite the anxiety caused by the uncertainty surrounding the impact of Y2K, each of the broad market indexes finished with gains: the S&P 500 gained 19%, the Nasdaq 100 gained 101%, the Russell 2000 gained 20% and the Dow Jones Industrial Average gained 25%. In January and February, the "Old Economy" stocks fell out of favor and the "New Economy" issues advanced. The Dow Jones Industrial Average and the S&P 500 declined during the first two months of the year while the Nasdaq 100, the Russell 2000 and Dow Jones Composite Internet Index posted gains.

For the six months ended February 29, 2000, the Potomac OTC Plus Fund continued its strong performance, adding 98.33%* as the Nasdaq 100 gained 78.02%*. The Potomac OTC/Short fund, designed to provide performance inverse to the Nasdaq 100, declined 45.30%. The Potomac U.S. Plus Fund gained 3.09% and the Potomac U.S./Short Fund declined 4.54% as the S&P 500 returned 3.48% over the period. The Potomac Small Cap Plus Fund gained 40.03% as the Russell 2000 gained 35.03%.

In December of 1999, the Potomac Funds introduced the Potomac Dow 30 Plus Fund, the Potomac Internet Plus Fund, the Potomac Internet/Short Fund and the Potomac Small Cap/Short Fund. The performance of those funds will be discussed at length in the annual report.

Sincerely,

/s/ D. O'Neill

Daniel O'Neill
President and Chief Operating Officer




* The return of the Nasdaq 100 and the Potomac OTC Plus Fund for the six months ended February 29 were exceptional and should not be considered indicative of future performance. Further, an investment in the OTC Plus Fund should be viewed in the context of unusual volatility of many of the securities that comprise the Nasdaq 100.

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 75.42%*

       148,386     Standard & Poor's
                      Depository Receipts
                      Trust                                   $ 20,393,801
                                                              ------------

                   TOTAL COMMON STOCKS
                      (Cost $20,481,726)                        20,393,801
                                                              ------------

--------------------------------------------------------------------------------
FACE AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 17.55%*

$4,750,000         U.S. Treasury Bill 5.05%,
                      3/9/2000                                $  4,744,669
                                                              ------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $4,744,669)                          4,744,669
                                                              ------------

                   TOTAL INVESTMENTS -
                      92.97%*
                      (Cost $25,226,395)                      $ 25,138,470
                                                              ============


                                U.S. PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
                                                                UNREALIZED
CONTRACTS                                                          GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

            58     S&P 500 Index Futures
                      Contracts Expiring
                      March 2000 (Underlying Face
                      Amount at Market Value
                      $19,894,000)                            $     84,739
                                                              ============

* Calculated as a percentage of net assets.


                     See notes to the financial statements.

                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
FACE AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 77.14%*

    $1,225,000     U.S. Treasury Bill 4.64%,
                      3/9/2000                                  $1,223,738
                                                                ----------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $1,223,738)                          1,223,738
                                                                ----------

                   TOTAL INVESTMENTS -
                      77.14%*
                      (Cost $1,223,738)                         $1,223,738
                                                                ==========

                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                        SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


--------------------------------------------------------------------------------
SHARES                                                             VALUE
--------------------------------------------------------------------------------
8,600              STANDARD & POOR'S DEPOSITORY
                      RECEIPTS TRUST                            $1,181,963
                                                                ----------

                   TOTAL SECURITIES SOLD
                      SHORT
                     (Proceeds $1,159,246)                      $1,181,963
                                                                ==========


*   Calculated as a percentage of net assets.


                     See notes to the financial statements.

                                 U.S./SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                 UNREALIZED
CONTRACTS                                                          LOSS
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS

             1     S&P 500 Index Futures
                      Contracts Expiring
                      March 2000
                      (Underlying Face Amount
                      at Market Value $343,000)                 $ (4,504)
                                                                ========






                     See notes to the financial statements.

                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.45%*

       225,176     Microsoft Corporation**                    $ 20,125,105
       150,504     Cisco Systems, Inc.**                        19,894,748
       149,082     Intel Corporation                            16,846,266
       108,150     QUALCOMM Inc.**                              15,404,616
       156,654     Oracle Corporation**                         11,631,560
        42,274     JDS Uniphase Corporation**                   11,144,483
        87,803     Sun Microsystems, Inc.**                      8,363,236
        56,504     Nextel Communications, Inc. -
                      Class A**                                  7,726,922
        33,901     VERITAS Software
                      Corporation**                              6,708,160
       130,378     MCI WorldCom, Inc.**                          5,818,118
        28,784     Immunex Corporation**                         5,683,041
        31,540     Yahoo! Inc.**                                 5,036,544
       106,626     Global Crossing Ltd.**                        4,971,437
        38,169     CMGI Inc.**                                   4,945,271
       118,895     Dell Computer Corporation**                   4,852,402
        24,895     Applied Materials, Inc.**                     4,554,229
        54,484     Xilinx, Inc.**                                4,345,099
        60,369     Amgen Inc.**                                  4,116,411
        28,469     Siebel Systems, Inc.**                        3,948,294
        20,047     Network Appliance, Inc.**                     3,783,871
        19,409     PMC-Sierra, Inc.**                            3,747,150
        52,269     Maxim Integrated Products, Inc.**             3,492,223
        30,527     Level 3 Communications, Inc.**                3,476,262
        21,029     i2 Technologies, Inc.**                       3,438,242
        20,570     CIENA Corporation**                           3,287,343
        28,499     Apple Computer, Inc.**                        3,266,698
        31,532     Telefonaktiebolaget LM
                      Ericsson - ADR                             3,027,072
        28,339     Citrix Systems, Inc.**                        2,987,993
        35,788     Altera Corporation**                          2,854,093
        11,261     BroadVision, Inc.**                           2,844,106
        26,405     Linear Technology Corporation                 2,770,875
        27,862     Conexant Systems, Inc.**                      2,737,441
        23,593     Biogen, Inc.**                                2,546,569
         9,049     Applied Micro Circuits
                      Corporation**                              2,489,041
        21,456     Vitesse Semiconductor
                      Corporation**                              2,227,401
        22,671     3Com Corporation**                            2,221,758
        48,317     ADC Telecommunications, Inc.**                2,168,225
        27,395     KLA-Tencor Corporation**                      2,135,098
        26,360     Gemstar International
                      Group Limited**                            2,000,065
        10,092     Comverse Technology, Inc.**                   1,986,764
        27,512     Metromedia Fiber Network,
                      Inc.**                                     1,977,855
        28,693     Amazon.com, Inc.**                            1,976,230
        44,360     Comcast Corporation -
                      Special Class A                            1,885,300
         4,556     SDL, Inc.**                                   1,867,960
         9,067     MedImmune, Inc.**                             1,799,800
        12,376     eBay Inc.**                                   1,774,409
        32,631     Intuit Inc.**                                 1,713,128
        12,870     VoiceStream
                      Wireless Corporation**                     1,712,514
        50,494     Novell, Inc.**                                1,669,458
        32,871     Chiron Corporation**                          1,643,550
        14,346     EchoStar Communications
                      Corporation - Class A**                    1,635,444
         4,939     Network Solutions, Inc.**                     1,592,519
        11,480     RF Micro Devices, Inc.**                      1,587,828
        17,146     NTL Incorporated **                           1,568,882
        15,280     Adobe Systems Incorporated                    1,558,560
         9,733     QLogic Corporation**                          1,518,348
        30,325     Paychex, Inc.                                 1,518,145
        29,700     Costco Wholesale Corporation**                1,473,863
        47,651     Parametric Technology
                      Corporation**                              1,444,421
        16,238     McLeodUSA Incorporated**                      1,428,944
        29,181     Tellabs, Inc.**                               1,400,688
        17,791     RealNetworks, Inc.**                          1,250,930
        25,581     PanAmSat Corporation**                        1,248,673
        34,827     At Home Corporation -
                      Series A**                                 1,195,001
        10,693     NEXTLINK Communications,
                      Inc.**                                     1,178,235
        31,914     Starbucks Corporation**                       1,120,979
        32,202     American Power
                      Conversion Corporation**                   1,092,855
        39,522     Staples, Inc.**                               1,067,094
        23,096     BMC Software, Inc.**                          1,062,416
        21,201     Atmel Corporation**                           1,049,449
        17,135     Lycos, Inc.**                                 1,021,674
         8,697     Sanmina Corporation**                         1,018,093
        48,655     PeopleSoft, Inc.**                            1,006,550
        41,826     USA Networks, Inc.**                            938,471
        15,228     Adelphia Communications
                      Corporation - Class A**                      836,588


                     See notes to the financial statements.

                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.45%* (CONTINUED)

         8,092     Electronic Arts Inc.**                     $    809,200
        13,567     Genzyme Corporation
                      (General Division)**                         779,255
        10,628     CNET, Inc.**                                    710,747
        16,881     Cintas Corporation                              674,185
        23,723     Bed Bath & Beyond Inc.**                        673,140
        19,389     Biomet, Inc.                                    639,837
        28,756     Compuware Corporation**                         636,226
        20,538     Quintiles Transnational Corp.**                 609,722
        29,336     Concord EFS, Inc.**                             573,885
        18,622     Network Associates, Inc.**                      566,807
         9,754     Molex Incorporated                              545,005
        19,575     Fiserv, Inc.**                                  533,419
         8,066     Microchip Technology
                      Incorporated**                               503,590
        11,118     PACCAR Inc.                                     478,769
        10,721     Adaptec, Inc.**                                 439,561
        12,077     Legato Systems, Inc.**                          430,243
        10,463     Synopsys, Inc.**                                417,866
        27,390     Smurfit-Stone Container
                      Corporation**                                373,189
        12,851     Sigma-Aldrich Corporation                       305,211
         7,200     Dollar Tree Stores, Inc.**                      279,450
         5,529     PacifiCare Health Systems,
                      Inc.**                                       251,224
         9,352     Apollo Group, Inc. - Class A**                  213,342
         7,939     Herman Miller, Inc.                             162,750
         9,396     VISX, Incorporated**                            159,145
         8,712     Northwest Airlines Corporation**                150,282
           977     Genzyme Surgical Products**                      12,335
           192     Genzyme Molecular Oncology**                      5,124
           538     Momentum Business
                      Applications, Inc.**                           3,968
                                                              ------------

                   TOTAL COMMON STOCKS
                      (Cost $163,784,812)                      287,376,563
                                                              ------------


--------------------------------------------------------------------------------
CONTRACTS                                                        VALUE
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 6.43%*

           198     Nasdaq Index
                      Expiring March 2000 at
                      3200                                    $ 19,770,300
                                                              ------------

                   TOTAL CALL OPTIONS
                      (Cost $18,268,715)                        19,770,300
                                                              ------------

                   TOTAL INVESTMENTS -
                      99.88%*
                      (Cost $182,053,527)                     $307,146,863
                                                              ============


*   Calculated as a percentage of net assets.
**  Non-income producing security.


                     See notes to the financial statements.

                                  OTC PLUS FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
CONTRACTS                                                          VALUE
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

           198     Nasdaq Index - Put
                      Expiring March 2000
                      at 3200                                 $     84,150
                                                              ------------

                   TOTAL OPTIONS WRITTEN
                      (Premiums received $409,571)            $     84,150
                                                              ============


                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)



--------------------------------------------------------------------------------
                                                                UNREALIZED
CONTRACTS                                                          GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

            32     NASDAQ 100 Index
                      Futures Contracts Expiring
                      March 2000 (Underlying
                      Face Amount at Market
                      Value $13,763,200)                      $    899,656
                                                              ============





                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
FACE AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 132.51%*

    $6,950,000     U.S. Treasury Bill 5.05%,
                      3/9/2000                                $  6,942,201
                                                              ------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $6,942,201)                          6,942,201
                                                              ------------

                   TOTAL INVESTMENTS -
                      132.51%*
                      (Cost $6,942,201)                       $  6,942,201
                                                              ============

* Calculated as a percentage of net assets.





                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                        SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                               VALUE
--------------------------------------------------------------------------------
         5,612     Microsoft Corporation**                       $ 501,573
         3,724     Cisco Systems, Inc.**                           492,266
         3,697     Intel Corporation                               417,761
         2,656     QUALCOMM Inc.**                                 378,314
         3,752     Oracle Corporation**                            278,586
         1,039     JDS Uniphase
                      Corporation**                                273,906
         2,170     Sun Microsystems, Inc.**                        206,693
         1,420     Nextel Communications,
                      Inc. - Class A**                             194,185
           832     VERITAS Software
                      Corporation**                                164,632
         3,228     MCI WorldCom, Inc.**                            144,027
           712     Immunex Corporation**                           140,576
           800     Yahoo! Inc.**                                   127,750
         2,643     Global Crossing Ltd.**                          123,230
         2,967     Dell Computer
                      Corporation**                                121,091
           934     CMGI Inc.**                                     121,011
           618     Applied Materials, Inc.**                       113,055
         1,337     Xilinx, Inc.**                                  106,626
         1,505     Amgen Inc.**                                    102,622
           700     Siebel Systems, Inc.**                           97,081
         1,285     Maxim Integrated Products,
                      Inc.**                                        85,854
           749     Level 3 Communications, Inc.**                   85,292
           515     CIENA Corporation**                              82,304
           709     Apple Computer, Inc.**                           81,269
           778     Telefonaktiebolaget LM
                      Ericsson ADR**                                74,688
           673     Citrix Systems, Inc.**                           70,959
           887     Altera Corporation**                             70,738
           652     Linear Technology Corporation                    68,419
           685     Conexant Systems, Inc.**                         67,301
           583     Biogen, Inc.**                                   62,928
           526     Vitesse Semiconductor
                      Corporation**                                 54,605
           553     3Com Corporation**                               54,194
           689     KLA-Tencor Corporation**                         53,699
         1,184     ADC Telecommunications, Inc.**                   53,132
           715     Amazon.com, Inc.**                               49,246
           250     Comverse Technology, Inc.**                      49,219
         1,109     Comcast Corporation -
                      Special Class A                               47,133
           305     eBay Inc.**                                      43,729
           325     VoiceStream Wireless
                      Corporation**                                 43,245
         1,262     Novell, Inc.**                                   41,725
           788     Intuit Inc.**                                    41,370
           803     Chiron Corporation**                             40,150
           433     NTL Incorporated**                               39,597
           372     Adobe Systems Incorporated                       37,944
           739     Paychex, Inc.                                    36,996
           739     Costco Wholesale Corporation**                   36,673
         1,156     Parametric Technology
                      Corporation**                                 35,041
           397     McLeodUSA Incorporated**                         34,936
           524     Clear Channel
                      Communications, Inc.**                        34,912
           725     Tellabs, Inc.**                                  34,800
           443     RealNetworks, Inc.**                             31,148
           636     PanAmSat Corporation**                           31,045
           866     At Home Corporation -
                      Series A**                                    29,715
           801     Starbucks Corporation**                          28,135
           800     American Power
                      Conversion Corporation**                      27,150
           583     BMC Software, Inc.**                             26,818
           975     Staples, Inc.**                                  26,325
           522     Atmel Corporation**                              25,839
           424     Lycos, Inc.**                                    25,281
           215     Sanmina Corporation**                            25,168
         1,200     PeopleSoft, Inc.**                               24,825
           984     USA Networks, Inc.**                             22,079
           201     Electronic Arts Inc.**                           20,100
           333     Genzyme Corporation
                      (General Division)**                          19,127
           264     CNET, Inc.**                                     17,655
           594     Bed Bath & Beyond Inc.**                         16,855
           421     Cintas Corporation**                             16,814
           480     Biomet, Inc.                                     15,840
           698     Compuware Corporation**                          15,443
           509     Quintiles Transnational Corp.**                  15,111
           733     Concord EFS, Inc.**                              14,339
           457     Network Associates, Inc.**                       13,910
           244     Molex Incorporated                               13,634
           485     Fiserv, Inc.**                                   13,216
           202     Microchip Technology
                      Incorporated**                                12,581
           277     PACCAR Inc.                                      11,928
           266     Adaptec, Inc.**                                  10,906


                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                               VALUE
--------------------------------------------------------------------------------
           259     Synopsys, Inc.**                              $  10,344
           675     Smurfit-Stone
                      Container Corporation**                        9,197
           317     Sigma-Aldrich Corporation                         7,528
           179     Dollar Tree Stores, Inc.**                        6,947
           135     PacifiCare Health Systems, Inc.**                 6,134
           226     Apollo Group, Inc. - Class A**                    5,156
           200     Herman Miller, Inc.                               4,100
           233     VISX, Incorporated **                             3,946
           220     Northwest Airlines Corporation**                  3,795
            97     Genzyme Surgical Products**                       1,225
            21     Genzyme Molecular Oncology**                        560
             4     Momentum Business
                      Applications, Inc.**                              30
                                                                ----------

                   TOTAL SECURITIES SOLD SHORT
                      (Proceeds $6,386,531)                     $6,327,032
                                                                ==========


                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)



--------------------------------------------------------------------------------
                                                                 UNREALIZED
CONTRACTS                                                              LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

             3     NASDAQ 100 Index
                      Futures Contracts
                      Expiring March 2000
                      (Underlying Face
                      Amount at Market
                      Value $1,290,300)                         $     (514)
                                                                ==========


**  Non-income producing security.



                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%*

         4,400     MicroStrategy Incorporated**              $     611,875
         2,050     BroadVision, Inc.**                             517,753
         1,450     Incyte Pharmaceuticals, Inc.**                  399,566
         1,475     Protein Design Labs, Inc.**                     369,027
         1,400     Millennium Pharmaceuticals,
                      Inc.**                                       364,175
         1,400     Celera Genomics**                               341,600
         1,245     Human Genome Sciences, Inc.**                   271,721
         1,700     Lam Research Corporation**                      265,412
         1,625     MRV Communications, Inc.**                      254,820
         1,100     VerticalNet, Inc.**                             242,000
         3,300     Advanced Fibre
                      Communications, Inc.**                       224,813
         1,650     Markel Corporation**                            215,738
         1,950     Coherent, Inc.**                                206,700
           725     Terayon Communications
                      Systems, Inc.**                              186,416
         6,000     Eastern Utilities Associates                    186,375
           975     Cree, Inc.**                                    183,178
           950     Alkermes, Inc.**                                182,281
         1,100     Emulex Corporation**                            176,000
           600     Affymetrix, Inc.**                              173,775
         9,150     Regency Realty Corporation                      173,278
         4,900     Charles E. Smith
                      Residential Realty, Inc.                     171,194
         3,750     Cypress Semiconductor
                      Corporation**                                171,094
         1,225     Harmonic Inc.**                                 167,748
         3,660     Pittway Corporation - Class A                   166,530
         5,450     Avista Corporation                              163,841
         2,500     PerkinElmer, Inc.                               161,563
           975     Celgene Corporation**                           161,362
         2,225     Jones Pharma Incorporated                       159,644
         1,196     VoiceStream Wireless
                      Corporation**                                159,176
         7,500     AMCORE Financial, Inc.                          157,031
         1,950     Enzo Biochem, Inc.**                            154,538
         1,175     ImClone Systems Incorporated**                  153,998
         9,550     Informix Corporation**                          152,800
         1,000     Aspect Development, Inc.**                      148,875
         3,700     Cambrex Corporation                             148,462
         1,725     Techne Corporation**                            147,973
         2,325     Intermedia Communications
                      Inc.**                                       147,202
         1,450     S1 Corporation**                                145,906
         1,475     Powertel, Inc.**                                138,097
         3,400     Minerals Technologies Inc.                      137,912
         1,800     Gilead Sciences, Inc.**                         137,700
         2,350     Methode Electronics, Inc. -
                       Class A                                     136,594
         5,700     Haemonetics Corporation**                       135,731
           950     IDEC Pharmaceuticals
                      Corporation**                                133,831
           900     Clarify, Inc.**                                 129,881
         3,100     International Rectifier
                      Corporation**                                129,813
         5,125     First Midwest Bancorp, Inc.                     127,805
           900     Micromuse Inc.**                                127,631
         3,450     Integrated Device
                      Technology, Inc.**                           127,219
           950     Credence Systems
                      Corporation**                                126,588
         5,800     SIGCORP, Inc.                                   125,425
         4,300     Hawaiian Electric Industries, Inc.              123,894
         5,050     National-Oilwell, Inc.**                        122,463
         1,350     Advanced Digital
                      Information Corporation**                    122,344
         2,900     LTX Corporation**                               122,344
         2,400     Dycom Industries, Inc.**                        120,000
         1,800     Cephalon, Inc.**                                119,644
         1,775     RSA Security Inc.**                             118,814
         1,000     TriQuint Semiconductor, Inc.**                  118,750
         1,225     The DII Group, Inc.**                           118,442
         1,585     Kopin Corporation**                             117,488
         2,250     Amkor Technology, Inc.**                        116,859
         2,550     Wave Systems Corp. - Class A**                  116,344
           725     Powerwave Technologies, Inc.**                  115,909
        10,350     TrustCo Bank Corp NY                            114,820
         1,075     ISS Group, Inc.**                               112,875
         2,975     ITC/\DeltaCom, Inc.**                           112,864
         3,200     Essex Property Trust, Inc.                      112,800
         1,825     SuperGen, Inc.**                                112,352
         2,200     C.H. Robinson Worldwide, Inc.                   112,200
           975     Adaptive Broadband
                      Corporation**                                112,155
         1,400     Duff & Phelps Credit Rating Co.                 111,825
         3,250     Quest Diagnostics
                      Incorporated**                               111,516
         3,200     United Water Resources Inc.                     111,400

                    See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

           950     Polycom, Inc.**                           $     110,497
         3,300     Florida Rock Industries, Inc.                   109,931
         1,750     Harman International
                      Industries, Incorporated                     108,391
         4,200     Valero Energy Corporation                       107,100
         3,450     Hooper Holmes, Inc.                             106,087
           725     Alpha Industries, Inc.**                        105,261
         4,400     Superior Industries
                      International, Inc.                          105,050
         1,650     Kronos Incorporated**                           104,775
         2,785     Stillwater Mining Company**                     103,393
         2,200     Hanover Compressor Company**                    103,263
         1,400     ADTRAN, Inc.**                                  102,987
         6,100     Kellwood Company                                102,937
         2,350     Fisher Scientific International
                      Inc.**                                       102,225
         5,300     Bio-Technology General Corp.**                  101,859
         1,750     Wind River Systems, Inc.**                      101,609
         6,075     Richmond County Financial Corp.                 101,377
         1,025     HNC Software Inc.**                             100,834
         3,750     Camden Property Trust                           100,547
         1,075     C-Cube Microsystems Inc.**                      100,244
         3,400     Chemed Corporation                              100,088
         3,350     The Commerce Group, Inc.                        100,081
         3,375     IDEXX Laboratories, Inc.**                       99,773
         2,550     Nordson Corporation                              98,813
         3,300     RLI Corp.                                        98,381
         1,400     Lattice Semiconductor
                      Corporation**                                 98,350
         1,100     SanDisk Corporation**                            97,900
         3,950     IDEX Corporation                                 97,762
         2,400     Stone Energy Corporation**                       97,500
         1,475     Visual Networks, Inc.**                          96,981
           675     Proxim, Inc.**                                   96,863
         2,500     Mettler-Toledo International Inc.**              96,562
         3,050     ICG Communications, Inc.**                       95,694
         2,850     Digital Microwave Corporation**                  95,119
         5,300     PairGain Technologies, Inc.**                    94,737
           700     ANADIGICS, Inc.**                                94,500
         2,500     ChoicePoint Inc.**                               94,219
         2,950     American Management
                      Systems, Incorporated**                       93,847
         4,800     Hospitality Properties Trust                     93,000
         2,900     InterDigital Communications
                      Corporation**                                 92,619
         1,800     Arthur J. Gallagher & Co.                        92,025
         1,150     Amphenol Corporation -
                      Class A**                                     91,928
         1,225     Black Box Corporation**                          91,645
         5,975     Washington Federal, Inc.                         91,492
         3,200     CH Energy Group, Inc.                            91,400
         4,550     Jack in the Box Inc.**                           91,284
         6,000     BancWest Corporation                             91,125
         4,550     Mark IV Industries, Inc.                         91,000
         1,650     Cymer, Inc.**                                    90,544
         5,400     Staten Island Bancorp, Inc.                      89,775
         2,050     Commonwealth Telephone
                      Enterprises, Inc.**                           89,431
         1,450     KEMET Corporation**                              89,084
         2,200     Dallas Semiconductor
                      Corporation                                   88,825
           975     Advent Software, Inc.**                          88,420
         1,475     Ancor Communications,
                      Incorporated**                                88,316
         2,050     FileNET Corporation**                            87,766
         4,200     Cirrus Logic, Inc.**                             87,413
         4,600     Sensormatic Electronics
                      Corporation**                                 87,400
         1,625     Concentric Network
                      Corporation**                                 87,141
         1,125     Project Software &
                      Development, Inc.**                           87,117
         2,850     Iron Mountain Incorporated**                     86,925
           700     Pegasus Communications
                      Corporation**                                 86,800
         3,450     Polaroid Corporation                             86,466
         3,150     Roper Industries, Inc.                           85,838
         1,700     Medicis Pharmaceutical
                      Corporation - Class A**                       85,744
         9,750     Pier 1 Imports, Inc.                             85,313
         4,250     GTECH Holdings Corporation**                     85,000
         3,425     Andrew Corporation**                             84,769
         3,400     Harsco Corporation                               84,363
         3,350     Sybase, Inc.**                                   83,959
         3,300     Chittenden Corporation                           83,944
         2,500     Elcor Corporation                                83,750
           725     Micrel, Incorporated**                           83,556
        11,800     OfficeMax, Inc.**                                83,338
         2,450     Kent Electronics Corporation**                   82,994
         3,350     Chateau Communities, Inc.                        82,912

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

         1,425     Varian Semiconductor
                      Equipment Associates, Inc.**           $      82,828
           950     Go2Net, Inc.**                                   82,650
         1,500     Peregrine Systems, Inc.**                        81,937
         1,400     Pinnacle Holdings Inc.**                         81,900
         1,450     Cohu, Inc.                                       81,744
         4,675     Allied Capital Corporation                       81,228
         8,050     CompUSA Inc.**                                   80,500
         8,050     United Dominion Realty
                      Trust, Inc.                                   80,500
           675     SCM Microsystems, Inc.**                         80,325
         2,050     Suiza Foods Corporation**                        80,206
         1,000     PRI Automation, Inc.**                           79,875
         5,700     MascoTech, Inc.                                  79,800
           675     Etec Systems, Inc.**                             79,502
         3,450     Kaydon Corporation                               79,350
         1,800     CapRock Communications
                      Corp.**                                       79,312
         8,550     CBRL Group, Inc.                                 79,088
         2,350     Commerce Bancorp, Inc.                           79,019
         3,150     Colonial Properties Trust                        78,553
         1,700     The Dexter Corporation                           78,413
         4,200     Southwest Gas Corporation                        77,700
         3,350     Pogo Producing Company                           77,469
         5,500     NBTY, Inc.**                                     77,344
         1,200     E'Town Corporation                               77,325
         1,150     Westwood One, Inc.**                             76,834
         4,250     Universal Foods Corporation                      76,766
         1,700     Transaction Systems
                      Architects, Inc. - Class A**                  76,712
         6,700     Nationwide Health Properties, Inc.               76,631
         1,925     National Computer Systems, Inc.                  76,519
         6,000     IndyMac Mortgage Holdings, Inc.                  76,125
         2,325     Whitney Holding Corporation                      75,853
         1,725     Primus Telecommunications
                      Group, Incorporated**                         75,684
         3,200     BRE Properties, Inc. - Class A                   75,600
         5,300     Covance Inc.**                                   75,525
           950     Plantronics, Inc.**                              75,466
         3,400     Trinity Industries, Inc.                         75,225
           750     Macrovision Corporation**                        74,813
         2,150     Alpharma Inc. - Class A                          74,444
         1,650     National Instruments
                      Corporation**                                 74,095
         3,150     Bandag, Incorporated                             74,025
         3,100     Price Communications
                      Corporation**                                 74,012
         1,850     Varian Medical Systems, Inc.                     73,884
         5,950     Ohio Casualty Corporation                        73,631
           925     Kulicke and Soffa Industries,
                      Inc.**                                        73,537
         1,400     MTI Technology Corporation**                     73,413
         6,100     Olsten Corporation                               72,819
         2,500     Barrett Resources Corporation**                  72,812
         6,850     CK Witco Corporation                             72,781
         4,850     The Earthgrains Company                          72,750
         1,450     Open Market, Inc.**                              72,681
         4,400     Lennar Corporation                               72,600
         3,625     Glenayre Technologies, Inc.**                    72,047
         3,250     Primark Corporation**                            71,703
         3,350     Leucadia National Corporation                    71,606
         2,500     The MONY Group Inc.                              71,562
         2,550     Jacobs Engineering Group Inc.**                  71,559
         4,150     Tupperware Corporation                           71,328
         1,750     Florida East Coast Industries, Inc.              71,312
         1,800     CommScope, Inc.**                                70,088
           825     TSI International Software Ltd.**                69,970
         4,075     Mentor Graphics Corporation**                    69,784
         2,950     Corn Products International, Inc.                69,509
           975     Helix Technology Corporation                     69,347
           900     Intraware, Inc.**                                68,794
         4,450     John H. Harland Company                          68,697
         1,850     True North Communications, Inc.                  68,450
         4,050     Citizens Banking Corporation                     68,091
         2,450     Urban Shopping Centers, Inc.                     67,988
         1,100     H.B. Fuller Company                              67,512
         1,800     Lone Star Technologies, Inc.**                   67,500
         2,200     eLoyalty Corporation**                           67,238
           570     TranSwitch Corporation**                         66,975
         4,850     Journal Register Company**                       66,688
         1,750     Potlatch Corporation                             66,500
         2,900     Marine Drilling Companies, Inc.**                66,156
         1,650     Varian Inc.**                                    65,794
         2,050     Harbinger Corporation**                          65,728
         1,750     The Titan Corporation**                          65,625
         6,850     El Paso Electric Company**                       65,503
         1,100     Burr-Brown Corporation**                         64,556
         1,625     MMC Networks, Inc.**                             64,492
         3,400     Ferro Corporation                                64,175
         1,650     Pulitzer Inc.                                    64,041

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

         1,100     Enzon, Inc.**                             $      63,800
         1,275     ValueVision International, Inc.**                63,750
           675     QRS Corporation**                                63,703
         2,400     Alaska Air Group, Inc.**                         63,600
         2,050     Newfield Exploration Company**                   63,550
         1,700     OM Group, Inc.                                   63,325
         7,600     Pioneer Natural Resources
                      Company**                                     63,175
         2,050     Polaris Industries Inc.                          62,781
         3,425     United Bankshares, Inc.                          62,720
         1,650     Equitable Resources, Inc.                        62,288
         3,850     Brandywine Realty Trust                          61,600
         1,375     Aspen Technology, Inc.**                         61,531
         1,400     Cognex Corporation**                             61,513
           700     DSP Group, Inc.**                                61,469
           700     Leap Wireless
                      International, Inc.**                         61,381
           950     CTS Corporation                                  61,275
         1,800     SAGA SYSTEMS, Inc.**                             61,088
         1,750     Radian Group Inc.                                60,703
         4,200     Hussmann International, Inc.                     60,637
         1,950     Imation Corp.**                                  60,328
        16,050     Iomega Corporation**                             60,188
         1,450     Eaton Vance Corp.                                60,084
           900     Zebra Technologies
                      Corporation - Class A**                       59,906
           950     Aware, Inc.**                                    59,850
         3,850     Smithfield Foods, Inc.**                         59,675
         1,225     Mercury Computer
                      Systems, Inc.**                               59,030
         2,550     Cable Design Technologies
                      Corporation**                                 58,969
         1,450     The United Illuminating
                      Company                                       58,906
         1,450     Quanta Services, Inc.**                          58,725
         2,050     Mueller Industries, Inc.**                       58,681
         2,350     Health Care Property
                      Investors, Inc.                               58,456
         2,800     The Geon Company                                 58,450
         1,600     Emmis Communications
                      Corporation - Class A**                       58,400
         1,125     Scholastic Corporation**                         58,289
         2,500     CIBER, Inc.**                                    58,125
         2,350     Footstar, Inc.**                                 58,016
         2,525     Modine Manufacturing Company                     57,602
         1,725     Mastech Corporation**                            57,141
         1,750     The Scotts Company - Class A**                   56,875
         1,800     Storage USA, Inc.                                56,587
         2,100     The Manitowoc Company, Inc.                      56,569
           900     Semtech Corporation**                            56,250
         3,325     TALK.com, Inc.**                                 56,109
         1,475     Whole Foods Market, Inc.**                       56,004
         2,450     CEC Entertainment Inc.**                         55,738
         2,900     MDU Resources Group, Inc.                        55,281
           975     Plexus Corp.**                                   55,057
           950     Eastern Enterprises                              54,981
         4,200     Wausau-Mosinee Paper
                      Corporation                                   54,863
         3,050     Delta and Pine Land Company                      54,709
         1,450     Weingarten Realty Investors                      54,375
         4,900     Independence Community
                      Bank Corp.                                    54,206
         2,350     Walden Residential
                      Properties, Inc.                              54,197
         4,200     Brightpoint, Inc.**                              54,075
         1,800     Texas Industries, Inc.                           54,000
         1,325     Investors Financial
                      Services Corp.                                53,663
           950     Dain Rauscher Corporation                        53,556
         8,925     Charming Shoppes, Inc.**                         53,550
         3,475     Steel Dynamics, Inc.**                           53,428
         3,350     MeriStar Hospitality Corporation                 53,391
         1,075     Hyperion Solutions Corporation**                 53,078
           600     Entrust Technologies Inc.**                      52,950
         2,200     Jostens, Inc.                                    52,938
         1,100     Sawtek Inc.**                                    52,800
         1,025     Getty Images, Inc.**                             52,723
         4,075     Catalytica, Inc.**                               52,466
         3,150     La-Z-Boy Incorporated                            52,369
         1,450     Patterson Dental Company**                       52,245
           750     Great Plains Software, Inc.**                    52,172
         3,350     Regis Corporation                                51,925
           900     MasTec, Inc.**                                   51,863
           400     Allaire Corporation**                            51,750
         1,125     Cytyc Corporation**                              51,750
           750     MGC Communications, Inc.**                       51,750
         1,100     E. W. Blanch Holdings, Inc.                      51,700
         3,625     Community First Bankshares, Inc.                 50,750
         1,800     Applebee's International, Inc.                   50,681
           975     Power Integrations, Inc.**                       50,639

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

         3,250     Olin Corporation                          $      50,375
         1,675     ACTV, Inc.**                                     50,355
         1,200     Proxicom, Inc.**                                 50,250
         2,900     A.O. Smith Corporation                           50,025
           900     MICROS Systems, Inc.**                           49,837
         4,150     Callaway Golf Company                            49,800
           925     ZixIt Corporation**                              49,748
         2,550     Lincoln Electric Holdings, Inc.                  49,725
         1,400     Cousins Properties, Inc.                         49,700
         1,825     AXENT Technologies, Inc.**                       49,503
         3,225     Sky Financial Group, Inc.                        49,383
         4,900     W.R. Grace & Co.**                               49,306
         2,500     First Washington Realty Trust, Inc.              49,219
         1,650     The Cheesecake Factory
                      Incorporated**                                49,088
         2,150     American Italian Pasta Company**                 49,047
           925     ANTEC Corporation**                              48,967
         4,300     Ogden Corporation                                48,913
           700     Jack Henry & Associates, Inc.                    48,912
         2,350     Lee Enterprises, Incorporated                    48,909
         5,100     Unifi, Inc.**                                    48,769
         2,350     Rayovac Corporation                              48,763
         1,800     Bally Total Fitness
                      Holding Corporation**                         48,375
         4,350     Varco International, Inc.**                      48,122
         2,250     Kilroy Realty Corporation                        48,094
           325     InterVU Inc.**                                   48,080
         2,525     Queens County Bancorp Inc.                       47,975
         2,000     AptarGroup, Inc.                                 47,875
         3,200     United Asset
                      Management Corporation                        47,800
         2,050     Kennametal Inc.                                  47,662
         3,850     Borders Group, Inc.**                            47,403
         1,450     SPS Technologies, Inc.**                         47,397
         1,800     Bank United Corp. - Class A                      47,137
         1,750     United Stationers Inc.**                         47,031
         1,800     First Industrial Realty Trust, Inc.              46,800
           975     King Pharmaceuticals, Inc.**                     46,495
         2,525     Southwest Bancorporation
                      of Texas, Inc.**                              46,081
         1,750     Precision Castparts Corp.                        45,172
           850     Atwood Oceanics, Inc.**                          45,156
           900     Transkaryotic Therapies, Inc.**                  45,113
           950     ATMI, Inc.**                                     44,828
         2,350     Arch Chemicals, Inc.                             44,797
         1,850     Applied Power Inc.                               44,747
         1,800     HSB Group, Inc.                                  44,550
         3,850     UNOVA, Inc.**                                    44,516
         5,300     Casey's General Stores, Inc.                     44,387
         2,050     National Golf Properties, Inc.                   44,203
         1,125     Greater Bay Bancorp                              44,156
         1,000     NVR, Inc.**                                      44,125
         2,450     Hughes Supply, Inc.                              43,794
         2,550     Atmos Energy Corporation                         43,669
         1,800     First Health Group Corp.**                       43,425
         2,900     Federal Signal Corporation                       43,319
           700     Network Peripherals Inc.**                       43,269
         1,100     Affiliated Managers Group, Inc.**                43,244
         7,600     Bethlehem Steel Corporation**                    43,225
         3,750     Flowserve Corporation                            43,125
         4,450     STERIS Corporation**                             43,109
         1,300     The Toro Company                                 43,062
         1,925     Computer Horizons Corp.**                        42,831
         2,250     Ziff-Davis Inc.**                                42,750
         1,600     Helmerich & Payne, Inc.                          42,600
         1,825     The Men's Wearhouse, Inc.**                      42,374
         9,400     Caremark Rx, Inc.**                              42,300
         1,325     Dionex Corporation**                             41,820
         2,450     Mills Corp.                                      41,497
         2,025     Alexander & Baldwin, Inc.                        41,449
         1,525     Michaels Stores, Inc.**                          41,366
         2,050     The Macerich Company                             41,256
         3,750     AGCO Corporation                                 41,250
           600     Diamond Technology
                      Partners Incorporated**                       41,025
         1,450     CMP Group Inc.                                   40,963
         1,475     Mentor Corporation                               40,931
         2,450     ShopKo Stores, Inc.**                            40,731
         2,350     Orthodontic Centers
                      of America, Inc.**                            40,684
         2,200     Arvin Industries, Inc.                           40,425
         2,000     Hudson United Bancorp                            40,375
         1,700     Presstek, Inc.**                                 40,375
         3,450     The First American
                      Financial Corporation                         40,106
         2,600     Southern Union Company**                         39,975
           950     Entercom Communications Corp.**                  39,959
         4,500     Pennzoil-Quaker State Company                    39,375
         1,550     ABM Industries Incorporated                      39,041
         1,700     Mid-America Apartment
                      Communities, Inc.                             38,887

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

         2,175     Concurrent Computer
                      Corporation**                          $      38,878
         2,150     Carter-Wallace, Inc.                             38,834
         1,750     Chesapeake Corporation                           38,828
         3,700     Wallace Computer Services, Inc.                  38,619
           225     Informatica Corporation**                        38,587
         1,650     Ethan Allen Interiors Inc.                       38,466
         2,150     Pittston Brink's Group                           38,431
           925     Xircom, Inc.**                                   38,416
           950     Rayonier Inc.                                    37,762
         2,350     Furniture Brands
                      International, Inc.**                         37,747
         1,600     WPS Resources Corporation                        37,700
         1,525     Dendrite International, Inc.**                   37,553
         1,450     Metris Companies Inc.                            37,519
         1,700     Black Hills Corporation                          37,400
           700     Verity, Inc.**                                   37,362
         1,450     MedQuist Inc.**                                  37,338
         1,995     Cost Plus, Inc.**                                37,032
         1,000     The Talbots, Inc.                                36,187
           650     Hadco Corporation**                              35,994
         2,500     Apria Healthcare Group Inc.**                    35,625
         2,850     Del Monte Foods Company**                        35,625
         1,850     Kaufman and Broad
                      Home Corporation                              35,381
         1,125     Insight Enterprises, Inc.**                      35,297
         3,100     D.R. Horton, Inc.                                34,875
         4,100     Prime Hospitality Corp.**                        34,850
         4,150     Rollins Truck Leasing Corp.                      34,756
         2,050     Ruby Tuesday, Inc.                               34,722
           750     Preview Travel, Inc.**                           34,547
         2,250     UCAR International Inc.**                        34,313
         2,500     The Standard Register Company                    34,063
           565     Rare Medium Group, Inc.**                        33,900
           575     MIPS Technologies, Inc.**                        33,637
         1,650     AnswerThink Consulting
                      Group, Inc.**                                 33,619
         1,750     Summit Properties Inc.                           33,250
         2,050     Baldor Electric Company                          33,184
         1,750     Banknorth Group, Inc.                            33,141
         1,450     Georgia Gulf Corporation                         32,988
         1,450     ONEOK, Inc.                                      32,897
         1,650     Artesyn Technologies, Inc.**                     32,691
         1,750     Philadelphia Suburban
                      Corporation                                   32,375
         1,075     F.Y.I. Incorporated**                            31,981
         2,150     Pride International, Inc.**                      31,847
           950     USFreightways Corporation                        31,588
           525     Aerial Communications, Inc.**                    31,467
           925     Citadel Communications
                      Corporation**                                 31,334
           700     Concord Communications, Inc.**                   31,325
         1,850     R. H. Donnelley Corporation**                    31,219
         1,775     Renal Care Group, Inc.**                         31,173
         1,250     Cleveland-Cliffs Inc.                            31,172
           675     SportsLine.com, Inc.**                           31,134
         2,000     Horace Mann Educators
                      Corporation                                   31,000
         1,075     Wesley Jessen VisionCare, Inc.**                 30,906
         2,150     The Timken Company                               30,772
         3,400     JLG Industries, Inc.                             30,600
         2,050     Midway Games Inc.**                              30,366
         1,650     Banta Corporation                                30,112
           900     Lands' End, Inc.**                               29,869
         1,455     Metamor Worldwide, Inc.**                        29,828
         1,700     Pinnacle Entertainment, Inc.**                   29,325
         1,100     Chelsea GCA Realty, Inc.                         29,150
         1,800     Provident Bankshares Corporation                 29,025
         1,050     Commercial Metals Company                        29,006
         3,850     Summit Technology, Inc.**                        28,875
           725     Bottomline Technologies, Inc.**                  28,320
         2,050     Sierra Pacific Resources                         27,931
           600     Chicago Title Corporation                        27,900
         2,000     AmeriCredit Corp.**                              27,750
         1,850     Ralcorp Holdings, Inc.**                         27,634
         2,050     Worthington Industries, Inc.                     27,163
         1,075     Eclipsys Corporation**                           25,800
         1,700     Cambridge Technology
                      Partners, Inc.**                              25,500
         2,000     Wisconsin Central
                      Transportation Corporation**                  24,750
         2,750     Policy Management
                      Systems Corporation**                         24,406
         1,850     Dollar Thrifty
                      Automotive Group, Inc.**                      24,281
         2,550     Westinghouse Air Brake
                      Company                                       24,225
         1,600     Del Webb Corporation**                           24,000
         3,700     PSS World Medical, Inc.**                        23,819
         1,400     G & K Services, Inc. - Class A                   23,800
         2,000     Terex Corporation**                              23,750

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 64.92%* (CONTINUED)

           950     Papa John's International, Inc.**         $      22,800
         1,625     O'Reilly Automotive, Inc.**                      22,750
           275     Metricom, Inc.**                                 21,416
         1,100     AnnTaylor Stores Corporation**                   20,969
         2,350     UICI**                                           20,563
         1,025     Pegasus Systems, Inc.**                          20,500
           775     Pacific Sunwear of California,
                      Inc.**                                        19,714
         5,500     USEC Inc.                                        19,594
         6,350     Total Renal Care Holdings, Inc.**                19,050
         1,325     Ames Department Stores, Inc.**                   18,716
           915     World Access, Inc.**                             17,385
         1,075     ESS Technology, Inc.**                           16,730
         1,700     InterTAN, Inc.**                                 15,194
           600     The Profit Recovery
                      Group International, Inc.**                   11,100
           515     Sykes Enterprises, Incorporated**                 8,401
            50     Mercury Interactive Corporation**                 4,819
            50     Asyst Technologies, Inc.**                        2,294
            50     FactSet Research Systems Inc.                     1,506
                                                             -------------

                   TOTAL COMMON STOCKS
                      (Cost $31,756,834)                        36,892,823
                                                             -------------

*   Calculated as a percentage of net assets.
**  Non-income producing security.



--------------------------------------------------------------------------------
FACE AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 0.76%*

      $430,000     U.S. Treasury Bill 5.05%,
                      3/9/2000                               $     429,517
                                                             -------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $429,517)                              429,517
                                                             -------------


--------------------------------------------------------------------------------
CONTRACTS
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 9.61%*

           235     Russell 2000 Index Expiring
                      March 2000 at 400                          4,268,188
            88     Russell 2000 Index Expiring
                      April 2000 at 450                          1,191,300
                                                             -------------

                   TOTAL CALL OPTIONS
                      (Cost $3,858,528)                          5,459,488
                                                             -------------

                   TOTAL INVESTMENTS -
                      75.29%*
                      (Cost $36,044,879)                       $42,781,828
                                                             =============

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
CONTRACTS                                                           VALUE
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

           235     Russell 2000 Index - Put
                      Expiring March 2000 at 400             $       2,938
            88     Russell 2000 Index - Put
                      Expiring April 2000 at 450                    12,100
                                                             -------------

                   TOTAL OPTIONS WRITTEN
                      (Premiums received $48,046)            $      15,038
                                                             =============



                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                               UNREALIZED
CONTRACTS                                                            GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

            54     Russell 2000 Index
                      Futures Contract
                      Expiring March 2000
                      (Underlying Face
                      Amount at Market Value
                      $15,653,250)                          $       13,907
                                                             =============

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
FACE AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 97.36%*

    $1,300,000     U.S. Treasury Bill 5.05%,
                      3/9/2000                                  $1,298,541
                                                             -------------


                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $1,298,541)                          1,298,541
                                                             -------------


--------------------------------------------------------------------------------
CONTRACTS
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.08%*

             3     Russell 2000 Index
                      Expiring March 2000 at 555                     1,088
                                                             -------------

                   TOTAL PUT OPTIONS
                      (Cost $4,403)                                  1,088
                                                             -------------

                   TOTAL INVESTMENTS -
                      97.44%*
                      (Cost $1,302,944)                         $1,299,629
                                                             =============

* Calculated as a percentage of net assets.


                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
--------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
CONTRACTS                                                           VALUE
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

             3     Russell 2000 Index - Call
                      Expiring March 2000 at 555             $       9,000
                                                             -------------


                        TOTAL OPTIONS WRITTEN
                      (Premiums received $4,410)             $       9,000
                                                             =============



                              SMALL CAP/SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
                                                               UNREALIZED
CONTRACTS                                                            LOSS
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

             4     Russell 2000 Index
                      Futures Contracts
                      Expiring March 2000
                      (Underlying Face
                      Amount at Market
                      Value $1,159,500)                       $    (40,518)
                                                              =============

                     See notes to the financial statements.

                               INTERNET PLUS FUND
-------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
SHARES                                                              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 94.51%*

         5,033     VeriSign, Inc.**                          $   1,273,349
         9,206     CMGI Inc.**                                   1,192,752
         7,987     Exodus Communications, Inc.**                 1,137,149
         4,759     InfoSpace.com, Inc.**                         1,032,703
         3,619     BroadVision, Inc.**                             914,024
         8,243     Internet Capital Group, Inc.**                  871,697
        13,106     America Online, Inc.**                          773,254
         5,485     Inktomi Corporation**                           752,131
         3,686     Check Point Software
                      Technologies Ltd.**                          751,714
         2,754     Vignette Corporation**                          634,797
        17,936     At Home Corporation - Series A**                615,429
         7,645     RealNetworks, Inc.**                            537,539
         1,612     Network Solutions, Inc.**                       519,769
         5,513     DoubleClick Inc.**                              489,623
         4,634     Covad Communications
                      Group, Inc.**                                418,218
         1,771     VerticalNet, Inc.**                             389,620
         6,623     Priceline.com Incorporated**                    370,474
         2,569     eBay Inc.**                                     368,330
         2,184     Yahoo! Inc.**                                   348,758
         2,100     The Internet HOLDRs Trust**                     328,519
        12,140     E*TRADE Group, Inc.**                           298,947
         6,340     PSINet Inc.**                                   294,018
         3,755     Verio Inc.**                                    281,860
         4,563     Lycos, Inc.**                                   272,069
         3,847     Amazon.com, Inc.**                              264,962
         3,703     CNET, Inc.**                                    247,638
         2,582     CheckFree Holdings Corporation**                227,055
         4,098     Healtheon/WebMD Corporation**                   226,671
         4,395     Sterling Commerce, Inc.**                       192,556
         4,001     USWeb Corporation**                             155,539
         7,603     Ameritrade Holding Corporation**                142,081
         5,709     EarthLink, Inc.**                               142,011
         3,923     Ticketmaster Online -
                      CitySearch, Inc.**                           136,876
         1,338     Go2Net, Inc.**                                  116,406
         2,052     Open Market, Inc.**                             102,857
         6,311     eToys Inc.**                                     88,748
           336     Akamai Technologies, Inc.**                      87,780
         1,672     IDT Corporation**                                61,890
         3,563     MP3.com, Inc.**                                  61,462
         2,628     High Speed Access Corp.**                        49,111
         1,484     Net.B@nk, Inc.**                                 22,445
                                                             -------------

                   TOTAL COMMON STOCKS
                      (Cost $14,640,998)                        17,192,831
                                                             -------------


-------------------------------------------------------------------------------
FACE AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.88%*

      $525,000     U.S. Treasury Bill 5.05%,
                      3/9/2000                                     524,411
                                                             -------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $524,411)                              524,411
                                                             -------------


-------------------------------------------------------------------------------
CONTRACTS
-------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 1.68%*

            28     Inter@ctive Week Internet Index
                      Expiring March 2000 at 610                   119,000
            23     CBOE Internet Index
                      Expiring March 2000 at 800                    53,475
            16     TheStreet.com Index
                      Expiring March 2000 at 1150                  132,600
                                                             -------------

                   TOTAL CALL OPTIONS
                      (Cost $312,535)                              305,075
                                                             -------------

                   TOTAL INVESTMENTS -
                      99.07%*
                      (Cost $15,477,944)                     $  18,022,317
                                                             =============

*   Calculated as a percentage of net assets.
**  Non-income producing security.


                     See notes to the financial statements.

                              INTERNET PLUS FUND
-------------------------------------------------------------------------------
                           SCHEDULE OF OPTIONS WRITTEN
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
CONTRACTS                                                         VALUE
-------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

            28     Inter@ctive Week Internet
                      Index - Put Expiring
                      March 2000 at 610                     $       61,600
            23     CBOE Internet Index - Put
                      Expiring March 2000 at 800                   148,638
            16     TheStreet.com Index - Put
                      Expiring March 2000 at 1150                   68,000
                                                             -------------

                   TOTAL OPTIONS WRITTEN
                      (Premiums received $347,353)           $     278,238
                                                             =============


                     See notes to the financial statements.

                              INTERNET/SHORT FUND
-------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
FACE AMOUNT                                                       VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 281.36%*

    $1,050,000     U.S. Treasury Bill 5.05%,
                      3/9/2000                               $   1,048,822
                                                             -------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $1,048,822)                          1,048,822
                                                             -------------

                   TOTAL INVESTMENTS -
                      281.36%*
                      (Cost $1,048,822)                      $   1,048,822
                                                             =============


* Calculated as a percentage of net assets.


                     See notes to the financial statements.

                                DOW 30 PLUS FUND
-------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
SHARES                                                            VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 95.35%*

         3,100     DIAMONDS Trust, Series I                     $  314,844
         1,611     Hewlett-Packard Company                         216,680
         1,611     American Express Company                        216,176
         1,611     General Electric Company                        212,954
         1,611     Intel Corporation                               182,043
         1,611     J.P. Morgan & Co.                               178,821
         1,611     International Business
                      Machines Corporation (IBM)                   164,322
         1,611     Microsoft Corporation**                         143,983
         1,611     Minnesota Mining and
                      Manufacturing Company (3M)                   141,969
         1,611     The Proctor & Gamble Company                    141,768
         1,611     General Motors Corporation                      122,537
         1,611     Exxon Mobil Corporation                         121,328
         1,611     Johnson & Johnson                               115,589
         1,611     Alcoa Inc.                                      110,354
         1,611     Merck & Co., Inc.                                99,177
         1,612     The Home Depot, Inc.                             93,165
         1,611     Eastman Kodak Company                            92,330
         1,611     Citigroup Inc.                                   83,269
         1,611     United Technologies Corporation                  82,060
         1,611     E.I. du Pont de Nemours
                      and Company                                   81,355
         1,611     AT&T Corp.                                       79,644
         1,611     Wal-Mart Stores, Inc.                            78,436
         1,611     The Coca-Cola Company                            78,033
         1,611     Honeywell International Inc.                     77,529
         1,611     SBC Communications Inc.                          61,218
         1,611     The Boeing Company                               59,406
         1,611     International Paper Company                      59,305
         1,611     Caterpillar Inc.                                 56,486
         1,611     The Walt Disney Company                          53,968
         1,611     McDonald's Corporation                           50,847
         1,611     Philip Morris Companies Inc.                     32,321
                                                             -------------

                   TOTAL COMMON STOCKS
                      (Cost $3,697,869)                          3,601,917
                                                             -------------


-------------------------------------------------------------------------------
FACE AMOUNT
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 25.12%*

$950,000           U.S. Treasury Bill 5.05%,
                      3/9/2000                                  $  948,934
                                                             -------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $948,934)                              948,934
                                                             -------------

                   TOTAL INVESTMENTS -
                      120.47%*
                      (Cost $4,646,803)                         $4,550,851
                                                             =============

*   Calculated as a percentage of net assets.
**  Non-income producing security.


                     See notes to the financial statements.

                                DOW 30 PLUS FUND
-------------------------------------------------------------------------------
                          SCHEDULE OF FUTURES CONTRACTS
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
                                                                 UNREALIZED
CONTRACTS                                                              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

            11     Dow Jones Industrial Average
                      Index Futures Contracts
                      Expiring March 2000
                      (Underlying Face Amount
                      at Market Value $1,120,350)            $      (2,500)
                                                             =============


                    See notes to the financial statements.

                        U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
                          FEBRUARY 29, 2000 (UNAUDITED)


-------------------------------------------------------------------------------
FACE AMOUNT                                                      VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 214.21%*

$30,420,000        U.S. Treasury Bill 5.05%,
                      3/9/2000                               $  30,385,862
                                                             -------------

                   TOTAL U.S. TREASURY
                      OBLIGATIONS
                      (Cost $30,385,862)                        30,385,862
                                                             -------------

                   TOTAL INVESTMENTS -
                      214.21%*
                      (Cost $30,385,862)                     $  30,385,862
                                                             =============

* Calculated as a percentage of net assets.


                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------
                                FEBRUARY 29, 2000
-------------------------------------------------------------------------------

POTOMAC FUNDS                                                                 U.S. PLUS           U.S./SHORT          OTC PLUS
                                                                                 FUND                 FUND              FUND
                                                                              ----------          -----------        ------------
ASSETS:
Investments, at market value (Note 2) ...............................         $25,138,470         $1,223,738         $307,146,863
Cash ................................................................              47,730                 --                   --
Receivable for Fund shares sold .....................................           2,413,528                 --            8,460,996
Receivable from broker ..............................................             328,032                 --              463,385
Deposit at broker ...................................................           1,012,500          1,757,633              812,435
Dividends receivable ................................................                  --                 --               13,227
Organization costs, net of accumulated amortization (Note 1) ........               8,229              8,383                8,229
Other assets ........................................................              44,907             36,150               83,639
                                                                              -----------         -----------        ------------
      Total assets ..................................................          28,993,396          3,025,904          316,988,774
                                                                              -----------         -----------        ------------
LIABILITIES:
Securities sold short, at value (Proceeds of $0, $1,159,246, $0) ....                  --          1,181,963                   --
Written options, at value (Premiums received of $0, $0,
   $409,571) ........................................................                  --                 --               84,150
Payable for investments purchased ...................................           1,505,845                 --            1,417,065
Payable for Fund shares redeemed ....................................             365,567            157,242            5,489,094
Payable to Investment Advisor .......................................              49,596             20,058               63,148
Payable to Custodian ................................................                  --             62,281            2,137,036
Payable to broker ...................................................                  --             12,155                   --
Accrued expenses and other liabilities ..............................              33,643              5,738              291,174
                                                                              -----------         -----------        ------------
      Total liabilities .............................................           1,954,651          1,439,437            9,481,667
                                                                              -----------         -----------        ------------
NET ASSETS ..........................................................         $27,038,745         $1,586,467         $307,507,107
                                                                              ===========         ==========         ============
NET ASSETS CONSIST OF:
Capital stock .......................................................         $26,762,013         $5,890,606         $177,791,818
Accumulated undistributed net investment income (loss)                             69,740             45,753           (1,108,134)
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option
   contracts expired or closed, and futures .........................             210,178         (4,322,671)           4,505,010
Net unrealized appreciation (depreciation) on:
   Investments ......................................................             (87,925)                --          125,093,336
   Short positions ..................................................                  --            (22,717)                  --
   Written options ..................................................                  --                 --              325,421
   Futures ..........................................................              84,739             (4,504)             899,656
                                                                              -----------         -----------        ------------
      Total Net Assets ..............................................         $27,038,745         $1,586,467         $307,507,107
                                                                              ===========         ==========         ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ..........................................................         $27,038,745         $1,585,777         $307,308,728
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................           1,801,029             48,300            6,303,919
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................         $     15.01         $    32.83         $      48.75
                                                                              ===========         ==========         ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ..........................................................                             $      690         $    198,379
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................                                     21                4,071
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................                             $    32.83         $      48.73
                                                                                                  ==========         ============
Cost of Investments .................................................         $25,226,395         $1,223,738         $182,053,527
                                                                              ===========         ==========         ============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------
                                FEBRUARY 29, 2000
-------------------------------------------------------------------------------


POTOMAC FUNDS                                                                   OTC/SHORT       SMALL CAP PLUS    SMALL CAP/SHORT
                                                                                  FUND               FUND               FUND
                                                                              ------------      -------------      --------------
ASSETS:
Investments, at market value (Note 2) ...............................        $  6,942,201        $42,781,828           $1,299,629
Cash ................................................................              43,266          2,397,300               45,898
Receivable for Fund shares sold .....................................              54,000         11,902,763                   --
Receivable from broker ..............................................                  --             12,333                   --
Deposit at broker ...................................................           8,565,443             23,000               46,000
Dividends receivable ................................................                  --             32,074                   --
Organization costs, net of accumulated amortization (Note 1) ........               8,195                 --                   --
Other assets ........................................................              72,359             42,248                  465
                                                                              ------------      -------------      --------------
      Total assets ..................................................          15,685,464         57,191,546            1,391,992
                                                                              ------------      -------------      --------------
LIABILITIES:
Securities sold short, at value (Proceeds of $6,386,531, $0, $0) ....           6,327,032                 --                   --
Written options, at value (Premiums received of $0, $48,046,
   $4,410) ..........................................................                  --             15,038                9,000
Payable for investments purchased ...................................                  --            135,758                   --
Payable for Fund shares redeemed ....................................           3,978,173            104,069                   --
Payable to Investment Advisor .......................................              16,929             51,766                  411
Payable to broker ...................................................             115,250                 --               40,500
Accrued expenses and other liabilities ..............................               9,048             60,607                8,284
                                                                              ------------      -------------      --------------
      Total liabilities .............................................          10,446,432            367,238               58,195
                                                                              ------------      -------------      --------------
NET ASSETS                                                                   $  5,239,032        $56,824,308           $1,333,797
                                                                              ===========         ==========         ============
NET ASSETS CONSIST OF:
Capital stock .......................................................         $19,941,479        $49,947,205           $1,898,543
Accumulated undistributed net investment income (loss) ..............              38,494             (5,545)              19,818
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option
   contracts expired or closed, and futures .........................         (14,799,926)            98,784             (536,141)
Net unrealized appreciation (depreciation) on:
   Investments ......................................................                  --          6,736,949               (3,315)
   Short positions ..................................................              59,499                 --                   --
   Written options ..................................................                  --             33,008               (4,590)
   Futures ..........................................................                (514)            13,907              (40,518)
                                                                              ------------      -------------      --------------
      Total Net Assets ..............................................        $  5,239,032        $56,824,308           $1,333,797
                                                                              ===========         ==========         ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ..........................................................        $  5,239,032        $52,625,823           $1,333,797
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................             565,461          3,424,948               28,697
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................        $       9.27       $      15.37           $    46.48
                                                                              ===========         ==========         ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ..........................................................                           $  4,198,485
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................                                273,339
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................                           $      15.36
                                                                                                 =============
Cost of Investments .................................................        $  6,942,201       $ 36,044,879           $1,302,944
                                                                             =============       =============         ===========

         See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
-------------------------------------------------------------------------------
                               FEBRUARY 29, 2000
-------------------------------------------------------------------------------


                                                                                                                    U.S. GOVERNMENT
POTOMAC FUNDS                                                           INTERNET PLUS   INTERNET/SHORT  DOW 30 PLUS   MONEY MARKET
                                                                              FUND            FUND         FUND         FUND
                                                                        -------------   --------------  -----------  ------------
ASSETS:
Investments, at market value (Note 2) ...............................      $18,022,317    $1,048,822  $4,550,851    $30,385,862
Cash ................................................................           44,700            --      32,436         43,424
Receivable for Fund shares sold .....................................        7,297,666            --      46,234        421,987
Receivable for investments sold .....................................          116,381            --          --             --
Receivable from Investment Advisor ..................................               --         1,210          --             --
Receivable from broker ..............................................               --            --      29,559             --
Deposit at broker ...................................................               --            --     100,000             --
Dividends receivable ................................................               --            --       4,237             --
Organization costs, net of accumulated amortization (Note 1) ........               --            --          --          8,229
Other assets ........................................................           30,264        15,454      20,207         32,933
                                                                        -------------   --------------  -----------  -----------
      Total assets ..................................................       25,511,328     1,065,486   4,783,524     30,892,435
                                                                        -------------   --------------  -----------  -----------
LIABILITIES:
Written options, at value (Premiums received of
   $347,353, $0, $0, $0) ............................................          278,238            --          --             --
Payable for investments purchased ...................................        6,968,345            --     975,478             --
Payable for Fund shares redeemed ....................................           21,517       125,610      19,493     16,617,892
Payable to Investment Advisor .......................................           28,547            --       7,169         20,779
Payable to Custodian ................................................               --       565,234          --             --
Dividends payable ...................................................               --            --          --         14,497
Accrued expenses and other liabilities ..............................           22,677         1,867       3,729         54,698
                                                                        -------------   --------------  -----------  -----------
      Total liabilities .............................................        7,319,324       692,711   1,005,869     16,707,866
                                                                        -------------   --------------  -----------  -----------
NET ASSETS                                                                 $18,192,004    $  372,775  $3,777,655    $14,184,569
                                                                        ==============  ============  ==========    ============
NET ASSETS CONSIST OF:
Capital stock .......................................................      $15,978,660    $3,095,308  $4,135,354    $14,184,569
Accumulated undistributed net investment income (loss) ..............          (64,794)        9,495       2,360             --
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option
   contracts expired or closed, and futures .........................         (335,350)   (2,732,028)   (261,607)            --
Net unrealized appreciation (depreciation) on:
   Investments ......................................................        2,544,373            --     (95,952)            --
   Short positions ..................................................               --            --          --             --
   Written options ..................................................           69,115            --          --             --
   Futures ..........................................................               --            --      (2,500)            --
                                                                        -------------   --------------  -----------  -----------
      Total Net Assets ..............................................      $18,192,004    $   372,775  $3,777,655   $14,184,569
                                                                        ==============  ============  ==========    ============
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets ..........................................................      $18,038,682    $  372,775  $3,777,655    $13,831,321
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................        1,243,158         9,465     430,354     13,831,321
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................      $     14.51         39.39        8.78   $       1.00
                                                                        ==============  ============  ==========    ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets ..........................................................      $  153,322                              $    353,248
Shares outstanding
(unlimited shares of beneficial interest authorized, no par
   value) ...........................................................           10,565                                  353,248
Net Asset Value, Redemption Price and Offering Price Per
   Share ............................................................      $     14.51                              $      1.00
                                                                        ==============                             ============
Cost of Investments .................................................      $15,477,944    $1,048,822  $4,646,803    $30,385,862
                                                                        ==============  ============  ==========    ============

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------
                       SIX MONTHS ENDED FEBRUARY 29, 2000
-------------------------------------------------------------------------------


POTOMAC FUNDS                                                                     U.S. PLUS      U.S./SHORT         OTC PLUS
                                                                                    FUND            FUND              FUND
                                                                                -----------     ------------      ------------
INVESTMENT INCOME:
Dividend income .....................................................           $    74,829     $         --      $     43,056
Interest income .....................................................               169,232           98,791           101,708
                                                                                -----------     ------------      ------------
      Total investment income .......................................               244,061           98,791           144,764
                                                                                -----------     ------------      ------------
EXPENSES:
Investment advisory fees ............................................                87,161           22,793           626,152
Distribution expenses - Investor Class ..............................                    --               --            42,082
Distribution expenses - Advisor Class ...............................                    --              114               595
Administration fees .................................................                10,391            2,333            78,159
Shareholder servicing and accounting costs ..........................                20,953            4,868           147,876
Custody fees ........................................................                 5,620            1,514            38,158
Federal and state registration ......................................                28,402           12,804            33,610
Licensing fees ......................................................                    --               --                --
Professional fees ...................................................                11,578            2,493            83,210
Amortization of organizational expenses .............................                 1,556            1,556             1,556
Reports to shareholders .............................................                 4,545              979            32,667
Directors' fees and expenses ........................................                   727              157             5,226
Other ...............................................................                 1,216              262             8,738
Advisor expense waiver recovery (Note 5) ............................                 2,172               --           154,869
                                                                                -----------     ------------      ------------
      Total expenses before waiver and reimbursement
         of expenses and dividends on short positions ...............               174,321           49,873         1,252,898
      Less: Waiver of expenses and reimbursement from
         Advisor ....................................................                    --           (9,188)               --
                                                                                -----------     ------------      ------------
      Net expenses before dividends on short positions ..............               174,321           40,685         1,252,898
      Dividends on short positions ..................................                    --           12,353                --
                                                                                -----------     ------------      ------------
      Total expenses ................................................               174,321           53,038         1,252,898
                                                                                -----------     ------------      ------------
NET INVESTMENT INCOME (LOSS) ........................................                69,740           45,753        (1,108,134)
                                                                                -----------     ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ......................................................              (537,359)             (59)       10,744,442
   Short positions ..................................................                    --         (108,394)               --
   Written option contracts expired or closed .......................                    --               --         6,380,533
   Futures ..........................................................               640,161       (1,424,255)         (672,774)
                                                                                -----------     ------------      ------------
                                                                                    102,802       (1,532,708)       16,452,201
                                                                                -----------     ------------      ------------
Change in unrealized appreciation (depreciation) on:
   Investments ......................................................               230,957             (117)      100,140,822
   Short positions ..................................................                    --          (63,563)               --
   Written options ..................................................                    --               --          (191,366)
   Futures ..........................................................               192,115          (10,732)          899,656
                                                                                -----------     ------------      ------------
                                                                                    423,072          (74,412)      100,849,112
                                                                                -----------     ------------      ------------
      Net realized and unrealized gain (loss) on investments ........               525,874       (1,607,120)      117,301,313
                                                                                -----------     ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................           $   595,614     $ (1,561,367)     $116,193,179
                                                                                ===========     ============      ============

                     See notes to the financial statements.

                       STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------
                       SIX MONTHS ENDED FEBRUARY 29, 2000
-------------------------------------------------------------------------------

POTOMAC FUNDS                                                                                                    SMALL CAP/SHORT
                                                                                                                       FUND
                                                                                  OTC/SHORT     SMALL CAP PLUS DECEMBER 21, 1999(1)
                                                                                    FUND            FUND       TO FEBRUARY 29, 2000
                                                                                 -----------     ------------  --------------------
INVESTMENT INCOME:
Dividend income .....................................................            $        --     $   82,427        $      --
Interest income .....................................................                133,840        473,400           22,439
                                                                                 -----------     ----------        ---------
      Total investment income .......................................                133,840        555,827           22,439
                                                                                 -----------     ----------        ---------
EXPENSES:
Investment advisory fees ............................................                 33,488        122,831            3,509
Distribution expenses - Investor Class ..............................                     --         16,225               --
Distribution expenses - Advisor Class ...............................                     --          1,503               --
Administration fees .................................................                  3,517         14,857              437
Shareholder servicing and accounting costs ..........................                  7,090         28,883              708
Custody fees ........................................................                  2,176          7,282              144
Federal and state registration ......................................                  8,301         29,233              487
Licensing fees ......................................................                     --             --               --
Professional fees ...................................................                  3,683         16,335            1,416
Amortization of organizational expenses .............................                  1,556             --               --
Reports to shareholders .............................................                  1,446          6,413              163
Directors' fees and expenses ........................................                    231          1,026               26
Other ...............................................................                    387          1,715               44
Advisor expense waiver recovery (Note 5) ............................                     --            861               --
                                                                                 -----------     ----------        ---------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions ..................                 61,875        247,164            6,934
      Less: Waiver of expenses and reimbursement from
         Advisor ....................................................                   (480)            --           (4,313)
                                                                                 -----------     ----------        ---------
      Net expenses before dividends on short positions ..............                 61,395        247,164            2,621
      Dividends on short positions ..................................                    873             --               --
                                                                                 -----------     ----------        ---------
      Total expenses ................................................                 62,268        247,164            2,621
                                                                                 -----------     ----------        ---------
NET INVESTMENT INCOME (LOSS) ........................................                 71,572        308,663           19,818
                                                                                 -----------     ----------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ......................................................                    (69)      (918,832)         (23,749)
   Short positions ..................................................             (3,801,261)         3,701               --
   Written option contracts expired or closed .......................                     --        558,006         (236,519)
   Futures ..........................................................             (1,043,877)     2,314,065         (275,873)
                                                                                 -----------     ----------        ---------
                                                                                  (4,845,207)     1,956,940         (536,141)
                                                                                 -----------     ----------        ---------
Change in unrealized appreciation (depreciation) on:
   Investments ......................................................                   (137)     6,778,472           (3,315)
   Short positions ..................................................               (245,778)            --               --
   Written options ..................................................                     --         58,819           (4,590)
   Futures ..........................................................                 21,623        100,718          (40,518)
                                                                                 -----------     ----------        ---------
                                                                                    (224,292)     6,938,009          (48,423)
                                                                                 -----------     ----------        ---------
      Net realized and unrealized gain (loss) on investments ........             (5,069,499)     8,894,949         (584,564)
                                                                                 -----------     ----------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................            $(4,997,927)    $9,203,612        $(564,746)
                                                                                 ===========     ==========        =========

(1) COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------
                       SIX MONTHS ENDED FEBRUARY 29, 2000
-------------------------------------------------------------------------------


POTOMAC FUNDS                                                                     INTERNET PLUS              INTERNET/SHORT
                                                                                      FUND                      FUND
                                                                                DECEMBER 2, 1999(1)       DECEMBER 21, 1999(1)
                                                                              TO FEBRUARY 29, 2000       TO FEBRUARY 29, 2000
                                                                              ---------------------      --------------------
INVESTMENT INCOME:
Dividend income .....................................................           $           --             $             --
Interest income .....................................................                    5,775                       11,783
                                                                                --------------             ----------------
      Total investment income .......................................                    5,775                       11,783
                                                                                --------------             ----------------
EXPENSES:
Investment advisory fees ............................................                   35,274                        2,449
Distribution expenses - Investor Class ..............................                       --                           --
Distribution expenses - Advisor Class ...............................                       21                           --
Administration fees .................................................                    4,511                          284
Shareholder servicing and accounting costs ..........................                    7,868                          491
Custody fees ........................................................                    1,752                          106
Federal and state registration ......................................                    4,946                          740
Licensing fees ......................................................                   13,025                           --
Professional fees ...................................................                    4,714                          301
Amortization of organizational expenses .............................                       --                           --
Reports to shareholders .............................................                    1,851                          118
Directors' fees and expenses ........................................                      296                           19
Other ...............................................................                      496                           32
Advisor expense waiver recovery (Note 5) ............................                       --                           --
                                                                                --------------             ----------------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions ..................                   74,754                        4,540
      Less: Waiver of expenses and reimbursement from
         Advisor ....................................................                   (4,185)                      (2,252)
                                                                                --------------             ----------------
      Net expenses ..................................................                   70,569                        2,288
      Dividends on short positions ..................................                       --                           --
                                                                                --------------             ----------------
      Total expenses ................................................                   70,569                        2,288
                                                                                --------------             ----------------
NET INVESTMENT INCOME (LOSS) ........................................                  (64,794)                       9,495
                                                                                --------------             ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ......................................................                 (740,057)                          --
   Short positions ..................................................                       --                   (2,729,322)
   Written option contracts expired or closed .......................                  404,707                           --
   Futures ..........................................................                       --                       (2,706)
                                                                                --------------             ----------------
                                                                                      (335,350)                  (2,732,028)
                                                                                --------------             ----------------
Change in unrealized appreciation (depreciation) on:
   Investments ......................................................                2,544,374                           --
   Short positions ..................................................                       --                           --
   Written options ..................................................                   69,115                           --
   Futures ..........................................................                       --                           --
                                                                                --------------             ----------------
                                                                                     2,613,489                           --
                                                                                --------------             ----------------
      Net realized and unrealized gain (loss) on investments ........                2,278,139                   (2,732,028)
                                                                                --------------             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................           $    2,213,345             $     (2,722,533)
                                                                                ==============             ================


POTOMAC FUNDS                                                                      DOW 30 PLUS
                                                                                       FUND
                                                                                DECEMBER 2, 1999(1)        U.S. GOVERNMENT
                                                                              TO FEBRUARY 29, 2000        MONEY MARKET FUND
                                                                              ---------------------      --------------------
INVESTMENT INCOME:
Dividend income .....................................................           $      9,035           $         --
Interest income .....................................................                  3,847              1,084,114
                                                                                ------------           ------------
      Total investment income .......................................                 12,882              1,084,114
                                                                                ------------           ------------
EXPENSES:
Investment advisory fees ............................................                  5,261                 99,959
Distribution expenses - Investor Class ..............................                     --                     --
Distribution expenses - Advisor Class ...............................                     --                    796
Administration fees .................................................                    664                 18,798
Shareholder servicing and accounting costs ..........................                  1,165                 37,002
Custody fees ........................................................                    256                 10,845
Federal and state registration ......................................                    960                 10,489
Licensing fees ......................................................                  1,934                     --
Professional fees ...................................................                    702                 19,860
Amortization of organizational expenses .............................                     --                  1,556
Reports to shareholders .............................................                    276                  7,797
Directors' fees and expenses ........................................                     44                  1,247
Other ...............................................................                     74                  2,086
Advisor expense waiver recovery (Note 5)                                                  --                     --
                                                                                ------------           ------------
      Total expenses before waiver and reimbursement of
         expenses and dividends on short positions ..................                 11,336                210,435
      Less: Waiver of expenses and reimbursement from
         Advisor ....................................................                   (814)                (9,720)
                                                                                ------------           ------------
      Net expenses ..................................................                 10,522                200,715
      Dividends on short positions ..................................                     --                     --
                                                                                ------------           ------------
      Total expenses ................................................                 10,522                200,715
                                                                                ------------           ------------
NET INVESTMENT INCOME (LOSS)                                                           2,360                883,399
                                                                                ------------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
   Investments ......................................................               (164,903)                    --
   Short positions ..................................................                 (4,823)                    --
   Written option contracts expired or closed .......................                     --                     --
   Futures ..........................................................                (91,881)                    --
                                                                                ------------           ------------
                                                                                    (261,607)                    --
                                                                                ------------           ------------
Change in unrealized appreciation (depreciation) on:
   Investments ......................................................                (95,952)                    --
   Short positions ..................................................                     --                     --
   Written options ..................................................                     --                     --
   Futures ..........................................................                 (2,500)                    --
                                                                                ------------           ------------
                                                                                     (98,452)                    --
                                                                                ------------           ------------
      Net realized and unrealized gain (loss) on investments ........               (360,059)                    --
                                                                                ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................................           $   (357,699)          $    883,399
                                                                                ============           ============

(1) COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                               FEBRUARY 29, 2000
-------------------------------------------------------------------------------

POTOMAC FUNDS                                              U.S. PLUS           U.S. PLUS        U.S./SHORT         U.S./SHORT
                                                              FUND               FUND             FUND               FUND
                                                         SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                        FEBRUARY 29, 2000     YEAR ENDED     FEBRUARY 29, 2000     YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 1999     (UNAUDITED)     AUGUST 31, 1999
                                                         ----------------   ---------------  -----------------  ---------------
OPERATIONS:
Net investment income (loss) ........................... $         69,740   $       567,359  $          45,753  $       155,658
Net realized gain (loss) on investments
   sold, securities sold short, written
   option contracts expired or closed
   and futures .........................................          102,802         4,301,103         (1,532,708)      (1,853,391)
Change in unrealized appreciation
   (depreciation) on investments, short
   positions, written options and futures ..............          423,072          (323,394)           (74,412)        (889,693)
                                                         ----------------   ---------------  -----------------  ---------------
      Net increase (decrease) in net
         assets resulting from operations ..............          595,614         4,545,068         (1,561,367)      (2,587,426)
                                                         ----------------   ---------------  -----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ..................................               --                --                 --               --
Net realized gains .....................................               --          (189,978)                --          (26,273)
                                                         ----------------   ---------------  -----------------  ---------------
      Total distributions ..............................               --          (189,978)                --          (26,273)
                                                         ----------------   ---------------  -----------------  ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..............................      449,611,236       432,183,904        106,961,695      288,090,128
Proceeds from shares issued to holders
   in reinvestment of dividends ........................               --           187,759                 --           25,407
Cost of shares redeemed ................................     (439,640,974)     (420,720,881)      (108,244,676)    (288,877,637)
                                                         ----------------   ---------------  -----------------  ---------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...............        9,970,262        11,650,782         (1,282,981)        (762,102)
                                                         ----------------   ---------------  -----------------  ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..............................                                            4,176,324
Proceeds from shares issued to holders
   in reinvestment of dividends ........................                                                   --
Cost of shares redeemed ................................                                            (4,138,360)
                                                                                             -----------------
      Net increase (decrease) in net assets resulting
         from capital share transactions ...............                                                37,964
                                                                                             -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................       10,565,876        16,005,872         (2,806,384)      (3,375,801)
                                                         ----------------   ---------------  -----------------  ---------------

NET ASSETS:
Beginning of period ....................................       16,472,869           466,997          4,392,851        7,768,652
                                                         ----------------   ---------------  -----------------  ---------------
End of period (including undistributed
   net investment income of $69,740,
   $0, $45,753 and $5,552, respectively) ...............  $    27,038,745   $    16,472,869  $       1,586,467  $     4,392,851
                                                          ===============   ===============  =================  ===============
CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ............................................       28,832,760        32,907,642          3,217,724        7,727,880(1)
Shares issued to holders in reinvestment of dividends...               --            15,022                 --              668(1)
Shares redeemed ........................................      (28,163,165)      (31,839,083)        (3,297,174)      (7,765,009)(1)
                                                         ----------------   ---------------  -----------------  ---------------
      Net increase (decrease) ..........................          669,595         1,083,581            (79,450)         (36,461)(1)
                                                          ===============   ===============  =================  ===============

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ............................................                                               125,152
Shares issued to holders in reinvestment of dividends ..                                                    --
Shares redeemed ........................................                                              (125,131)
                                                                                             -----------------
      Net increase (decrease) ..........................                                                    21
                                                                                             =================

(1) CAPITAL SHARE TRANSACTIONS RESTATED TO REFLECT A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                               FEBRUARY 29, 2000
-------------------------------------------------------------------------------


POTOMAC FUNDS                                              OTC PLUS            OTC PLUS         OTC/SHORT          OTC/SHORT
                                                              FUND               FUND              FUND               FUND
                                                         SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                        FEBRUARY 29, 2000      YEAR ENDED     FEBRUARY 29, 2000     YEAR ENDED
                                                           (UNAUDITED)      AUGUST 31, 1999     (UNAUDITED)     AUGUST 31, 1999
                                                         ----------------   ---------------  -----------------  ---------------
OPERATIONS:
Net investment income (loss) ........................... $     (1,108,134)  $      (672,073)  $         71,572   $      112,043
Net realized gain (loss) on investments sold,
   securities sold short, written option contracts
   expired or closed and futures .......................       16,452,201           900,691         (4,845,207)      (4,304,088)
Change in unrealized appreciation (depreciation)
   on investments, short positions, written options
   and futures .........................................      100,849,112        25,297,230           (224,292)      (3,267,110)
                                                         ----------------   ---------------  -----------------  ---------------
      Net increase (decrease) in net
         assets resulting from operations ..............      116,193,179        25,525,848         (4,997,927)      (7,459,155)
                                                         ----------------   ---------------  -----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income ..................................               --                --            (33,079)              --
Net realized gains .....................................         (155,985)         (171,078)                --           (7,355)
                                                         ----------------   ---------------  -----------------  ---------------

      Total distributions ..............................         (155,985)         (171,078)           (33,079)          (7,355)
                                                         ----------------   ---------------  -----------------  ---------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold ..............................      533,215,583       754,327,170        103,088,153      269,273,210
Proceeds from shares issued to holders
   in reinvestment of dividends ........................          152,495           161,537             30,912            6,530
Cost of shares redeemed ................................     (418,678,532)     (710,841,636)      (103,712,478)    (270,118,317)
                                                         ----------------   ---------------  -----------------  ---------------

      Net increase (decrease) in net assets resulting
         from capital share transactions ...............      114,689,546        43,647,071           (593,413)        (838,577)
                                                         ----------------   ---------------  -----------------  ---------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold ..............................        4,297,068
Proceeds from shares issued to holders
   in reinvestment of dividends ........................               --
Cost of shares redeemed ................................       (4,199,088)
                                                         ----------------
   Net increase (decrease) in net
     assets resulting from capital
     share transactions ................................           97,980
                                                         ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................      230,824,720        69,001,841         (5,624,419)      (8,305,087)
                                                         ----------------   ---------------  -----------------  ---------------

NET ASSETS:
Beginning of period ....................................       76,682,387         7,680,546         10,863,451       19,168,538
                                                         ----------------   ---------------  -----------------  ---------------
End of period (including undistributed net
   investment income (loss) of ($1,108,134),
   $0, $38,494 and $0, respectively) ................... $    307,507,107   $    76,682,387  $       5,239,032  $    10,863,451
                                                         ================   ===============  =================  ===============
CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ............................................       15,514,548        42,031,207          8,115,755       10,933,064(1)
Shares issued to holders in reinvestment of dividends               4,178             9,821              2,587              238(1)
Shares redeemed ........................................      (12,331,693)      (39,661,678)        (8,189,517)     (10,754,038)(1)
                                                         ----------------   ---------------  -----------------  ---------------
      Net increase (decrease) ..........................        3,187,033         2,379,350            (71,175)         179,264(1)
                                                         ================   ===============  =================  ===============

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ............................................           90,189
Shares issued to holders in reinvestment of dividends ..               --
Shares redeemed ........................................          (86,118)
                                                         ----------------
      Net increase (decrease)                                       4,071
                                                         ================


(1) CAPITAL SHARE TRANSACTIONS RESTATED TO REFLECT A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                               FEBRUARY 29, 2000
-------------------------------------------------------------------------------



POTOMAC FUNDS                                             SMALL CAP PLUS         SMALL CAP PLUS
                                                               FUND                    FUND
                                                         SIX MONTHS ENDED
                                                         FEBRUARY 29, 2000     FEBRUARY 22, 1999(1)
                                                            (UNAUDITED)         TO AUGUST 31, 1999
                                                         -----------------     --------------------
OPERATIONS:
Net investment income (loss) ..........................  $         308,663     $            860,756
Net realized gain (loss) on investments
   sold, securities sold short, written
   option contracts expired or closed
   and futures ........................................          1,956,940               (1,858,156)
Change in unrealized appreciation
   (depreciation) on investments, short
   positions, written options and futures .............          6,938,009                 (154,145)
                                                         -----------------     --------------------
      Net increase (decrease) in net assets
        resulting from operations .....................          9,203,612               (1,151,545)
                                                         -----------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income .................................           (314,208)                      --
Net realized gains ....................................                 --                       --
                                                         -----------------     --------------------
      Total distributions .............................           (314,208)                      --
                                                         -----------------     --------------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold .............................        541,871,510              561,864,955
Proceeds from shares issued to holders
   in reinvestment of dividends .......................            310,224                       --
Cost of shares redeemed ...............................       (505,453,067)            (553,679,788)
                                                         -----------------     --------------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ...............         36,728,667                8,185,167
                                                         -----------------     --------------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold .............................          8,354,731
Proceeds from shares issued to holders
   in reinvestment of dividends .......................                 --
Cost of shares redeemed ...............................         (4,182,116)
                                                         -----------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ...............          4,172,615
                                                         -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............         49,790,686                7,033,622
                                                         -----------------     --------------------

NET ASSETS:
Beginning of period ...................................          7,033,622                       --
                                                         -----------------     --------------------
End of period (including undistributed
   net investment income (loss) of ($5,545),
   $27,597, $19,818 and ($64,794), respectively) ......  $      56,824,308     $          7,033,622
                                                         =================     ====================

CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ...........................................         43,241,703               49,645,812
Shares issued to holders in reinvestment of dividends .             25,449                   --
Shares redeemed .......................................        (40,476,055)             (49,011,961)
                                                         -----------------     --------------------
      Net increase (decrease) .........................          2,791,097                  633,851
                                                         =================     ====================

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ...........................................            564,762
Shares issued to holders in reinvestment of dividends                   --
Shares redeemed .......................................           (291,423)
                                                         -----------------
      Net increase (decrease) .........................            273,339
                                                         =================


POTOMAC FUNDS                                                SMALL CAP/SHORT           INTERNET PLUS
                                                                  FUND                      FUND
                                                           DECEMBER 21, 1999(1)      DECEMBER 2, 1999(1)
                                                           TO FEBRUARY 29, 2000     TO FEBRUARY 29, 2000
                                                                (UNAUDITED)              (UNAUDITED)
                                                           --------------------     --------------------
OPERATIONS:
Net investment income (loss) ..........................    $             19,818     $            (64,794)
Net realized gain (loss) on investments
   sold, securities sold short, written
   option contracts expired or closed
   and futures ........................................                (536,141)                (335,350)
Change in unrealized appreciation
   (depreciation) on investments, short
   positions, written options and futures .............                 (48,423)               2,613,489
                                                           --------------------     --------------------
      Net increase (decrease) in net assets
        resulting from operations .....................                (564,746)               2,213,345
                                                           --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income .................................                      --                       --
Net realized gains ....................................                      --                       --
                                                           --------------------     --------------------
      Total distributions .............................                      --                       --
                                                           --------------------     --------------------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold .............................              56,225,151              171,586,495
Proceeds from shares issued to holders
   in reinvestment of dividends .......................                      --                       --
Cost of shares redeemed ...............................             (54,326,608)            (155,757,857)
                                                           --------------------     --------------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ...............               1,898,543               15,828,638
                                                           --------------------     --------------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold .............................                                          150,021
Proceeds from shares issued to holders
   in reinvestment of dividends .......................                                               --
Cost of shares redeemed ...............................                                               --
                                                                                    --------------------
      Net increase (decrease) in net assets resulting
        from capital share transactions ...............                                          150,021
                                                                                    --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............               1,333,797               18,192,004
                                                           --------------------     --------------------

NET ASSETS:
Beginning of period ...................................                      --                       --
                                                           --------------------     --------------------
End of period (including undistributed
   net investment income (loss) of ($5,545),
   $27,597, $19,818 and ($64,794), respectively) ......    $          1,333,797     $         18,192,004
                                                           ====================     ====================
CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ...........................................               1,096,197               13,261,150
Shares issued to holders in reinvestment of dividends .                --                             --
Shares redeemed .......................................              (1,067,500)             (12,017,992)
                                                           --------------------     --------------------

      Net increase (decrease) .........................                  28,697                1,243,158
                                                           ====================     ====================

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ...........................................                                           10,565
Shares issued to holders in reinvestment of dividends .                                               --
Shares redeemed .......................................                                               --
                                                                                    --------------------
     Net increase (decrease) ..........................                                           10,565
                                                                                    ====================

(1) COMMENCEMENT OF OPERATIONS.

                    See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                               FEBRUARY 29, 2000
-------------------------------------------------------------------------------

POTOMAC FUNDS                                                              INTERNET/SHORT             DOW 30 PLUS
                                                                                 FUND                     FUND
                                                                         DECEMBER 21, 1999(1)      DECEMBER 2, 1999(1)
                                                                         TO FEBRUARY 29, 2000     TO FEBRUARY 29, 2000
                                                                              (UNAUDITED)              (UNAUDITED)
                                                                         --------------------     --------------------
OPERATIONS:
Net investment income (loss) ..........................................  $              9,495     $              2,360
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures ........................................................            (2,732,028)                (261,607)
Change in unrealized appreciation (depreciation) on
   investments, short positions, written options and futures ..........                    --                  (98,452)
                                                                         --------------------     --------------------
      Net increase (decrease) in net assets
        resulting from operations .....................................            (2,732,028)                (357,699)
                                                                         --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income .................................................                    --                       --
Net realized gains ....................................................                    --                       --
                                                                         --------------------     --------------------
      Total distributions .............................................                    --                       --
                                                                         --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income .................................................
Net realized gains ....................................................
      Total distributions .............................................

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold .............................................            34,644,598               21,834,988
Proceeds from shares issued to holders
   in reinvestment of dividends .......................................                    --                       --
Cost of shares redeemed ...............................................           (31,549,290)             (17,699,644)
                                                                         --------------------     --------------------
      Net increase (decrease) in net assets
        resulting from capital share transactions .....................             3,095,308                4,135,344
                                                                         --------------------     --------------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold .............................................                                             10
Proceeds from shares issued to holders
   in reinvestment of dividends .......................................                                             --
Cost of shares redeemed ...............................................                                             --
                                                                                                  --------------------
      Net increase (decrease) in net assets
        resulting from capital share transactions .....................                                             10
                                                                                                  --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................               372,775                3,777,655
                                                                         --------------------     --------------------
NET ASSETS:
Beginning of period ...................................................                    --                       --
                                                                         --------------------     --------------------
End of period (including undistributed net
   investment income (loss) of $9,495,
   $2,360, $0 and $4,192), respectively) ..............................  $            372,775     $          3,777,655
                                                                         ====================     ====================
CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ...........................................................               743,356                2,223,313
Shares issued to holders in reinvestment of dividends .................                    --                       --
Shares redeemed .......................................................              (733,891)              (1,792,959)
                                                                         --------------------     --------------------
    Net increase (decrease) ...........................................                 9,465                  430,354
                                                                         ====================     ====================

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ...........................................................
Shares issued to holders in reinvestment of dividends .................
Shares redeemed .......................................................
      Net increase (decrease) .........................................



                                                                            U.S. GOVERNMENT         U.S. GOVERNMENT
POTOMAC FUNDS                                                                 MONEY MARKET           MONEY MARKET
                                                                                 FUND                    FUND
                                                                           SIX MONTHS ENDED
                                                                           FEBRUARY 29, 2000          YEAR ENDED
                                                                              (UNAUDITED)           AUGUST 31, 1999
                                                                         --------------------     --------------------
OPERATIONS:
Net investment income (loss) ..........................................  $            883,399     $            945,821
Net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed
   and futures ........................................................                    --                       --
Change in unrealized appreciation (depreciation) on
   investments, short positions, written options and futures ..........                    --                       --
                                                                         --------------------     --------------------
      Net increase (decrease) in net assets
        resulting from operations .....................................               883,399                  945,821
                                                                         --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income .................................................              (880,184)                (945,821)
Net realized gains ....................................................                    --                       --
                                                                         --------------------     --------------------
      Total distributions .............................................              (880,184)                (945,821)
                                                                         --------------------     --------------------

DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income .................................................                (3,215)
Net realized gains ....................................................                    --
                                                                         --------------------
      Total distributions .............................................                (3,215)
                                                                         --------------------

CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold .............................................         1,048,035,042              849,108,149
Proceeds from shares issued to holders
   in reinvestment of dividends .......................................               509,799                  729,062
Cost of shares redeemed ...............................................        (1,084,936,254)            (808,984,862)
                                                                         --------------------     --------------------
      Net increase (decrease) in net assets
        resulting from capital share transactions .....................           (36,391,413)              40,852,349
                                                                         --------------------     --------------------

CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold .............................................             4,788,996
Proceeds from shares issued to holders
   in reinvestment of dividends .......................................                 3,215
Cost of shares redeemed ...............................................            (4,438,962)
                                                                         --------------------
      Net increase (decrease) in net assets
        resulting from capital share transactions .....................               353,249
                                                                         --------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................           (36,038,164)              40,852,349
                                                                         --------------------     --------------------

NET ASSETS:
Beginning of period ...................................................            50,222,733                9,370,384
                                                                         --------------------     --------------------
End of period (including undistributed net
   investment income (loss) of $9,495,
   $2,360, $0 and $4,192), respectively) ..............................  $         14,184,569     $         50,222,733
                                                                         ====================     ====================
CHANGES IN SHARES OUTSTANDING - INVESTOR CLASS:
Shares sold ...........................................................         1,048,035,043              849,108,149
Shares issued to holders in reinvestment of dividends .................               509,799                  729,062
Shares redeemed .......................................................        (1,084,936,254)            (808,984,862)
                                                                         --------------------     --------------------
      Net increase (decrease) .........................................           (36,391,412)              40,852,349
                                                                         ====================     ====================

CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS:
Shares sold ...........................................................             4,788,995
Shares issued to holders in reinvestment of dividends .................                 3,215
Shares redeemed .......................................................            (4,438,962)
                                                                         --------------------
      Net increase (decrease) .........................................               353,248
                                                                         ====================

(1) COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                                    U.S. PLUS
                                                                      FUND                U.S. PLUS              U.S. PLUS
                                                                 INVESTOR CLASS             FUND                   FUND
                                                                SIX MONTHS ENDED       INVESTOR CLASS         INVESTOR CLASS
                                                                FEBRUARY 29, 2000        YEAR ENDED         OCTOBER 20, 1997(1)
                                                                   (UNAUDITED)         AUGUST 31, 1999      TO AUGUST 31, 1998
                                                                -----------------     -----------------     ------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ......................................     $       14.56         $        9.76          $       10.00
                                                                  -------------         -------------          -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) .............................              0.04                  0.31                   0.36
Net realized and unrealized gain (loss) on investments(6) ...              0.41                  4.59                  (0.58)
                                                                  -------------         -------------          -------------
     Total from investment operations .......................              0.45                  4.90                  (0.22)
                                                                  -------------         -------------          -------------
LESS DISTRIBUTIONS:
Dividends from net investment income ........................                --                    --                  (0.02)
Distributions from realized gains ...........................                --                 (0.10)                    --
                                                                  -------------         -------------          -------------
     Total distributions ....................................                --                 (0.10)                 (0.02)
                                                                  -------------         -------------          -------------
NET ASSET VALUE, END OF PERIOD ..............................     $       15.01         $       14.56          $        9.76
                                                                  =============         =============          =============
TOTAL RETURN ................................................              3.09%(2)             50.38%                 (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ...................................     $  27,038,745         $  16,472,869          $     466,997
Ratio of net expenses to average net assets:
   Before expense reimbursement .............................              1.50%(3,7)            1.52%                  2.52%(3)
   After expense reimbursement ..............................              1.50%(3,7)            1.50%                  1.50%(3)
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement .............................              0.60%(3,7)            2.32%                  2.68%(3)
   After expense reimbursement ..............................              0.60%(3,7)            2.34%                  3.70%(3)
Portfolio turnover rate(5) ..................................            829.68%                 0.00%                  0.00%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE WAIVER RECOVERY OF 0.02%.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                U.S./SHORT           U.S./SHORT
                                                   FUND                 FUND             U.S./SHORT(7)        U.S./SHORT(7)
                                              INVESTOR CLASS        ADVISOR CLASS            FUND                 FUND
                                             SIX MONTHS ENDED   FEBRUARY 22, 2000(1)     INVESTOR CLASS       INVESTOR CLASS
                                             FEBRUARY 29, 2000  TO FEBRUARY 29, 2000      YEAR ENDED       NOVEMBER 7, 1997(1)
                                                (UNAUDITED)          (UNAUDITED)        AUGUST 31, 1999    TO AUGUST 31, 1998
                                             -----------------  --------------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................     $       34.39       $       33.37         $       47.30        $       50.00
                                               -------------       -------------         -------------        -------------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment income (loss)(4) ..........              0.31(10)           (0.01)(10)             1.05                 1.15
Net realized and unrealized gain (loss)
   on investments(6) .....................             (1.87)              (0.53)               (13.91)               (3.85)
                                               -------------       -------------         -------------        -------------
     Total from investment operations ....             (1.56)              (0.54)               (12.86)               (2.70)
                                               -------------       -------------         -------------        -------------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                  --                    --                   --
Distributions from realized gains ........                --                  --                 (0.05)                  --
                                               -------------       -------------         -------------        -------------
     Total distributions .................                --                  --                 (0.05)                  --
                                               -------------       -------------         -------------        -------------
NET ASSET VALUE, END OF PERIOD ...........     $       32.83       $       32.83         $       34.39        $       47.30
                                               =============       =============         =============        =============
TOTAL RETURN .............................             (4.54%)(2)          (1.62%)(2)           (26.77%)              (5.40%)(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................     $   1,585,777       $         690         $   4,392,851        $   7,768,652
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              1.96%(3)            2.91%(3)              1.90%                5.29%(3)
   After expense reimbursement ...........              1.60%(3,8)          2.65%(3,8)            1.64%                1.57%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              1.47%(3)           (1.21%)(3)             2.23%               (0.46%)(3)
   After expense reimbursement ...........              1.83%(3,9)         (0.95%)(3,9)           2.49%                3.26%(3)
Portfolio turnover rate(5) ...............             16.55%              16.55%                 0.00%                0.00%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(8) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE PERIOD ENDED FEBRUARY 29, 2000 WAS 2.09%, AND 3.05%, RESPECTIVELY.
(9) THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE PERIOD ENDED FEBRUARY 29, 2000 WAS 2.32% AND (0.55%), RESPECTIVELY.
(10) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 AND THE PERIOD ENDED FEBRUARY 29, 2000 WAS $0.39 AND $0.00, RESPECTIVELY.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                 OTC PLUS              OTC PLUS
                                                   FUND                  FUND                OTC PLUS             OTC PLUS
                                              INVESTOR CLASS         ADVISOR CLASS             FUND                 FUND
                                             SIX MONTHS ENDED     FEBRUARY 24, 2000(1)     INVESTOR CLASS       INVESTOR CLASS
                                             FEBRUARY 29, 2000    TO FEBRUARY 29, 2000      YEAR ENDED       OCTOBER 20, 1997(1)
                                                (UNAUDITED)            (UNAUDITED)        AUGUST 31, 1999    TO AUGUST 31, 1998
                                             -----------------    --------------------    ---------------    -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................     $       24.60         $       47.64         $       10.41        $       10.00
                                               -------------         -------------         -------------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) ..........             (0.23)                (0.02)                (0.23)               (0.11)
Net realized and unrealized gain (loss)
   on investments(6) .....................             24.41                  1.11                 14.48                 0.52
                                               -------------         -------------         -------------        -------------
     Total from investment operations ....             24.18                  1.09                 14.25                 0.41
                                               -------------         -------------         -------------        -------------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                --                    --                    --                   --
Distributions from realized gains ........             (0.03)                   --                 (0.06)                  --
                                               -------------         -------------         -------------        -------------
     Total distributions .................             (0.03)                   --                 (0.06)                  --
                                               -------------         -------------         -------------        -------------
NET ASSET VALUE, END OF PERIOD ...........     $       48.75         $       48.73         $       24.60        $       10.41
                                               =============         =============         =============        =============
TOTAL RETURN .............................             98.33%(2)              2.29%(2)            137.18%                4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................     $ 307,308,728         $     198,379         $  76,682,387        $   7,680,546
Ratio of net expenses to average net assets:
   Before expense reimbursement ..........              1.50%(3,7)            2.50%(3,7)            1.50%                3.21%(3)
   After expense reimbursement ...........              1.50%(3,7)            2.50%(3,7)            1.50%                1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........             (1.33%)(3,7)          (2.43%)(3,7)          (1.16%)              (2.84%)(3)
   After expense reimbursement ...........             (1.33%)(3,7)          (2.43%)(3,7)          (1.16%)              (1.13%)(3)
Portfolio turnover rate(5) ...............            146.96%               146.96%             1,000.39%            2,324.63%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENT S ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE WAIVER RECOVERY OF 0.19%.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                                   OTC/SHORT
                                                                      FUND              OTC/SHORT(10)          OTC/SHORT(10)
                                                                 INVESTOR CLASS             FUND                   FUND
                                                                SIX MONTHS ENDED       INVESTOR CLASS         INVESTOR CLASS
                                                                FEBRUARY 29, 2000        YEAR ENDED         OCTOBER 16, 1997(1)
                                                                   (UNAUDITED)         AUGUST 31, 1999      TO AUGUST 31, 1998
                                                                -----------------     -----------------     -------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ......................................     $       17.06         $       41.90          $       50.00
                                                                  -------------         -------------          -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) .............................              0.13                  0.39(9)                0.45(9)
Net realized and unrealized gain (loss) on investments(6) ...             (7.84)               (25.22)                 (8.55)
                                                                  -------------         -------------          -------------
     Total from investment operations .......................             (7.71)               (24.83)                 (8.10)
                                                                  -------------         -------------          -------------
LESS DISTRIBUTIONS:
Dividends from net investment income ........................             (0.08)                   --                     --
Distributions from realized gains ...........................                --                 (0.01)                    --
                                                                  -------------         -------------          -------------
     Total distributions ....................................             (0.08)                (0.01)                    --
                                                                  -------------         -------------          -------------
NET ASSET VALUE, END OF PERIOD ..............................     $        9.27         $       17.06          $       41.90
                                                                  =============         =============          =============
TOTAL RETURN ................................................            (45.30%)(2)           (59.25%)               (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ...................................     $   5,239,032         $  10,863,451          $  19,168,538
Ratio of net expenses to average net assets:
   Before expense reimbursement .............................              1.66%(3)              1.87%                  3.70%(3)
   After expense reimbursement ..............................              1.65%(3,7)            1.65%(7)               1.64%(3,7)
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement .............................              1.91%(3)              1.47%                 (0.74%)(3)
   After expense reimbursement ..............................              1.92%(3,8)            1.69%(8)               1.32%(3,8)
Portfolio turnover rate(5) ..................................            629.09%             3,048.52%              3,346.25%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000, THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.67%, 1.74% AND 1.78%, RESPECTIVELY.
(8) THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000, THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.94%, 1.78% AND 1.46%, RESPECTIVELY.
(9) NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.41 AND $0.50, RESPECTIVELY.
(10) THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED
ON JUNE 7, 1999.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
POTOMAC FUNDS
                                               SMALL CAP PLUS      SMALL CAP PLUS                            SMALL CAP/SHORT
                                                     FUND              FUND             SMALL CAP PLUS             FUND
                                               INVESTOR CLASS      ADVISOR CLASS            FUND              INVESTOR CLASS
                                              SIX MONTHS ENDED  FEBRUARY 9, 2000(1)     INVESTOR CLASS      DECEMBER 21, 1999(1)
                                             FEBRUARY 29, 2000  TO FEBRUARY 29, 2000  FEBRUARY 22, 1999(1)  TO FEBRUARY 29, 2000
                                                (UNAUDITED)          (UNAUDITED)       TO AUGUST 31, 1999       (UNAUDITED)
                                             -----------------  --------------------  --------------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................     $       11.10      $       14.26           $      10.00         $       50.00
                                               -------------      -------------           ------------         -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) ..........              0.12                 --                   0.18                  0.53
Net realized and unrealized gain (loss)
   on investments(6) .....................              4.28               1.10                   0.92                 (4.05)
                                               -------------      -------------           ------------         -------------
     Total from investment operations                   4.40               1.10                   1.10                 (3.52)
                                               -------------      -------------           ------------         -------------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (0.13)                --                     --                    --
Distributions from realized gains ........                --                 --                     --                    --
                                               -------------      -------------           ------------         -------------
     Total distributions .................             (0.13)                --                     --                    --
                                               -------------      -------------           ------------         -------------
NET ASSET VALUE, END OF PERIOD ...........     $       15.37      $       15.36           $      11.10         $       46.48
                                               =============      =============           ============         =============
TOTAL RETURN .............................             40.03%(2)           7.71%(2)              11.00%(2)             (7.04%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................     $  52,625,823         $4,198,485           $  7,033,622         $   1,333,797
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              1.50%(3,7)         2.50%(3,7)             1.50%(3)              1.78%(3)
   After expense reimbursement ...........              1.50%(3,7)         2.50%(3,7)             1.50%(3)              0.67%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              1.90%(3,7)         0.05%(3,7)             3.03%(3)              3.97%(3)
   After expense reimbursement ...........              1.90%(3,7)         0.05%(3,7)             3.03%(3)              5.08%(3)
Portfolio turnover rate(5) ...............            890.60%            890.60%                  0.00%                 0.00%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7) RATIO INCLUDES ADVISOR EXPENSE WAIVER RECOVERY OF 0.01%.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
POTOMAC FUNDS
                                                INTERNET PLUS        INTERNET PLUS         INTERNET/SHORT          DOW 30 PLUS
                                                    FUND                 FUND                  FUND                    FUND
                                               INVESTOR CLASS        ADVISOR CLASS         INVESTOR CLASS         INVESTOR CLASS
                                             DECEMBER 2, 1999(1)  FEBRUARY 24, 1999(1)   DECEMBER 21, 1999(1)   DECEMBER 2, 1999(1)
                                            TO FEBRUARY 29, 2000  TO FEBRUARY 29, 2000   TO FEBRUARY 29, 2000  TO FEBRUARY 29, 2000
                                                 (UNAUDITED)          (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                                            --------------------  --------------------   --------------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................      $       10.00         $       14.20           $      50.00         $      10.00
                                                -------------         -------------           ------------         ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) ..........              (0.04)                (0.01)                  0.23                 0.01
Net realized and unrealized gain (loss)
   on investments(6) .....................               4.55                  0.32                 (10.84)               (1.23)
                                                -------------         -------------           ------------         ------------
     Total from investment operations ....               4.51                  0.31                 (10.61)               (1.22)
                                                -------------         -------------           ------------         ------------
LESS DISTRIBUTIONS:
Dividends from net investment income .....                 --                    --                     --                   --
Distributions from realized gains ........                 --                    --                     --                   --
                                                -------------         -------------           ------------         ------------
   Total distributions ...................                 --                    --                     --                   --
                                                -------------         -------------           ------------         ------------
NET ASSET VALUE, END OF PERIOD ...........      $       14.51         $       14.51           $      39.39         $       8.78
                                                =============         =============           ============         ============
TOTAL RETURN .............................              45.10%(2)              2.18%(2)             (21.22%)(2)          (12.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................      $  18,038,682         $     153,322           $    372,775         $  3,777,655
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........               1.59%(3)              2.59%(3)               1.67%(3)             1.62%(3)
   After expense reimbursement ...........               1.50%(3)              2.50%(3)               0.84%(3)             1.50%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              (1.47%)(3)            (2.57%)(3)              2.66%(3)             0.22%(3)
   After expense reimbursement ...........              (1.38%)(3)            (2.48%)(3)              3.49%(3)             0.34%(3)
Portfolio turnover rate(5) ...............           1,034.94%             1,034.94%              3,020.37%              708.96%

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.


                     See notes to the financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
POTOMAC FUNDS
                                              U.S. GOVERNMENT     U.S. GOVERNMENT
                                                MONEY MARKET        MONEY MARKET         U.S. GOVERNMENT       U.S. GOVERNMENT
                                                    FUND                FUND               MONEY MARKET          MONEY MARKET
                                               INVESTOR CLASS       ADVISOR CLASS               FUND                 FUND
                                              SIX MONTHS ENDED   FEBRUARY 2, 2000(1)       INVESTOR CLASS      INVESTOR CLASS
                                             FEBRUARY 29, 2000  TO FEBRUARY 29, 2000        YEAR ENDED       OCTOBER 20, 1997(1)
                                                (UNAUDITED)          (UNAUDITED)         AUGUST 31, 1999     TO AUGUST 31, 1998
                                             -----------------  --------------------  --------------------  --------------------
PER SHARE DATA:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................     $        1.00       $        1.00          $       1.00         $       1.00
                                               -------------       -------------          ------------         ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4) ..........              0.02                  --                  0.04                 0.04
Net realized and unrealized gain (loss)
   on investments(6) .....................                --                  --                    --                   --
                                               -------------       -------------          ------------         ------------
   Total from investment operations ......              0.02                --                    0.04                 0.04
                                               -------------       -------------          ------------         ------------
LESS DISTRIBUTIONS:
Dividends from net investment income .....             (0.02)                 --                 (0.04)               (0.04)
Distributions from realized gains ........                --                  --                    --                   --
                                               -------------       -------------          ------------         ------------
     Total distributions .................             (0.02)               --                   (0.04)               (0.04)
                                               -------------       -------------          ------------         ------------
NET ASSET VALUE, END OF PERIOD ...........     $        1.00       $        1.00          $       1.00         $       1.00
                                               =============       =============          ============         ============
TOTAL RETURN .............................              2.24%(2)            0.32%(2)              3.89%                3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ................     $  13,831,321       $     353,248          $ 50,222,733         $  9,370,384
Ratio of net expenses to average net
   assets:
   Before expense reimbursement ..........              1.05%(3)            2.05%(3)              1.20%                3.70%(3)
   After expense reimbursement ...........              1.00%(3)            2.00%(3)              0.99%                1.00%(3)
Ratio of net investment income (loss)
   to average net assets:
   Before expense reimbursement ..........              4.37%(3)            3.88%(3)              3.68%                1.66%(3)
   After expense reimbursement ...........              4.42%(3)            3.93%(3)              3.89%                4.36%(3)
Portfolio turnover rate(5) ...............              N/A                 N/A                   N/A                  N/A

(1) COMMENCEMENT OF OPERATIONS.
(2) NOT ANNUALIZED.
(3) ANNUALIZED.
(4) NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5) PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6) THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.


                     See notes to the financial statements.

                                  POTOMAC FUNDS
--------------------------------------------------------------------------------
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                         FEBRUARY 29, 2000 (UNAUDITED)

1.     ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently operating are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997; the Small Cap Plus Fund commenced operations on February 22, 1999; the Dow 30 Plus Fund and the Internet Plus Fund commenced operations on December 2, 1999, and the Internet/Short Fund and Small Cap/Short Fund commenced operations on December 21, 1999.

The objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Index ("S&P 500 Index"). The objective of the U.S./Short Fund is to provide investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Internet Plus Fund is to provide investment returns that correspond to 125% of the performance of the Dow Jones Composite Internet Index ("Internet Index"). The objective of the Internet/Short Fund is to provide investment returns that inversely correlate to the performance of the Internet Index. The objective of the Dow 30 Plus Fund is to provide investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average ("Dow"). The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund (other than the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund), are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund and the Dow 30 Plus Fund were expensed as incurred.

Effective February 2, 2000, the Trust has issued two classes of shares: Investor Class and Advisor Class. Investor Class shares are subject to an annual Rule 12b-1 fee of up to 1.00% of average net assets of the Investor Class shares. Advisor Class shares are subject to an annual Rule 12b-1 fee of 1.00% of average net assets of the Advisor Class shares.

Each class of shares for each Fund has identical rights and privileges except with respect to Rule 12b-1 fees, voting rights on any other matters pertaining to a single class of shares and the exchange privileges of each class of shares. As of February 29, 2000, the U.S. Plus Fund and the Dow 30 Plus Fund had no Advisor Class activity except for the purchase of one share by Rafferty Asset Management, LLC, (the "Advisor") representing net assets of $15 and $9, respectively. As of February 29, 2000, the OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund had no Advisor Class activity.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

       a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

       b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

       c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

       d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

       e) SHORT POSITIONS - The U.S./Short Fund, OTC/Short Fund, Small Cap/Short Fund and the Internet/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short, but not less than the market value of such securities at the time they were sold short. This collateral is required to be adjusted daily.

       f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time;
4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund has designated all its cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

       g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

       h) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are allocated among the Trust's portfolios in proportion to their respective net assets.

       i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income and net realized capital gains. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       j) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.     INVESTMENT TRANSACTIONS

During the period ended February 29, 2000, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                              U.S. PLUS FUND            U.S./SHORT FUND            OTC PLUS FUND              OTC/SHORT FUND
                              --------------            ---------------            -------------              --------------
Purchases                       $155,613,645                 $  312,002             $354,270,290                 $49,114,005
Sales                           $147,715,199                 $2,081,912             $233,280,241                 $55,268,171

                                                              SMALL CAP               SMALL CAP/                    INTERNET
                                                              PLUS FUND               SHORT FUND                   PLUS FUND
                                                           ------------             ------------                ------------
Purchases                                                  $138,384,893             $         --                $155,739,579
Sales                                                      $104,320,898             $         --                $141,019,848

                                                                                                             U.S. GOVERNMENT
                                                              INTERNET/                   DOW 30                MONEY MARKET
                                                             SHORT FUND                PLUS FUND                        FUND
                                                            -----------              -----------             ---------------
Purchases                                                   $34,746,009              $19,242,800               $          --
Sales                                                       $37,475,331              $15,384,850               $          --

During the period ended February 29, 2000, the following Funds wrote the following options:

                                                             OTC PLUS FUND                           SMALL CAP PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF                 PREMIUM          NUMBER OF                 PREMIUM
                                                    CONTRACTS                  AMOUNT          CONTRACTS                  AMOUNT
                                                    ---------             -----------          ---------             -----------
Outstanding at beginning of period                         97             $   827,187                 94             $   109,314
Options written                                         1,177               7,085,385              3,177               1,450,866
Options terminated                                     (1,076)             (7,503,001)            (2,948)             (1,512,134)
                                                    ---------             -----------          ---------             -----------
Outstanding at end of period                              198             $   409,571                323             $    48,046
                                                    =========             ===========          =========             ===========


                                                          SMALL CAP/SHORT FUND                         INTERNET PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF                 PREMIUM          NUMBER OF                 PREMIUM
                                                    CONTRACTS                  AMOUNT          CONTRACTS                  AMOUNT
                                                    ---------             -----------          ---------             -----------
Outstanding at beginning of period                         --             $        --                 --             $        --
Options written                                           259               1,470,401              1,035               2,783,344
Options terminated                                       (256)             (1,465,991)              (968)             (2,435,991)
                                                    ---------             -----------          ---------             -----------
Outstanding at end of period                                3             $     4,410                 67             $   347,353
                                                    =========             ===========          =========             ===========

Transactions in futures contracts for the period ended February 29, 2000, for the following Funds were as follows:

                                                             U.S. PLUS FUND                             OTC PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                         39      $       12,975,426                 --      $               --
Contracts opened                                        1,515             532,240,392                290             109,402,655
Contracts closed                                       (1,496)           (525,406,557)              (258)            (96,539,111)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                               58      $       19,809,261                 32      $       12,863,544
                                                    =========      ==================          =========      ==================

                                                             OTC/SHORT FUND                          SMALL CAP PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                         --      $               --                 19      $        4,156,611
Contracts opened                                           27               8,315,822              1,478             345,070,026
Contracts closed                                          (24)             (7,025,008)            (1,443)           (333,587,294)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                                3          $    1,290,814                 54      $       15,639,343
                                                    =========      ==================          =========      ==================

                                                          INTERNET/SHORT FUND                          DOW 30 PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                         --      $               --                 --      $               --
Contracts opened                                            9               3,199,091                 76               8,397,102
Contracts closed                                           (9)             (3,199,091)               (65)             (7,274,252)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                               --      $               --                 11      $        1,122,850
                                                    =========      ==================          =========      ==================

Transactions in short futures contracts for the period ended February 29, 2000, for the following Funds were as follows:

                                                            U.S./SHORT FUND                             OTC PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                          4      $        1,326,028                 --      $               --
Contracts opened                                          301             102,943,802                 28               9,879,874
Contracts closed                                         (304)           (103,931,334)               (28)             (9,879,874)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                                1      $          338,496                 --      $               --
                                                    =========      ==================          =========      ==================

                                                             OTC/SHORT FUND                          SMALL CAP PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                          8      $        1,892,264                 --      $               --
Contracts opened                                          110              35,997,305                 22               5,517,651
Contracts closed                                         (118)            (37,889,569)               (22)             (5,517,651)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                               --      $               --                 --      $               --
                                                    =========      ==================          =========      ==================


                                                          SMALL CAP/SHORT FUND                         DOW 30 PLUS FUND
                                                    ---------------------------------          ---------------------------------
                                                    NUMBER OF          AGGREGATE FACE          NUMBER OF          AGGREGATE FACE
                                                    CONTRACTS      VALUE OF CONTRACTS          CONTRACTS      VALUE OF CONTRACTS
                                                    ---------      ------------------          ---------      ------------------
Outstanding at beginning of period                         --      $               --                 --      $               --
Contracts opened                                          226              57,361,583                  4                 443,182
Contracts closed                                         (222)            (56,242,601)                (4)               (443,182)
                                                    ---------      ------------------          ---------      ------------------
Outstanding at end of period                                4           $   1,118,982                 --      $               --
                                                    =========      ==================          =========      ==================

At February 29, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                       U.S. PLUS FUND          U.S./SHORT FUND           OTC PLUS FUND            OTC/SHORT FUND
                                       --------------          ---------------           -------------            --------------
Appreciation                           $      137,892          $            --           $ 127,643,838            $           --
(Depreciation)                               (225,817)                      --              (2,550,502)                       --
                                       --------------          ---------------           -------------            --------------
Net unrealized appreciation
  (depreciation) on investments        $      (87,925)         $            --           $ 125,093,336            $           --
                                       ==============          ===============           =============            ==============


                                                                     SMALL CAP              SMALL CAP/                  INTERNET
                                                                     PLUS FUND              SHORT FUND                 PLUS FUND
                                                               ---------------           -------------            --------------
Appreciation                                                        $7,549,272              $       --                $2,657,531
(Depreciation)                                                        (812,323)                 (3,315)                 (113,158)
                                                               ---------------           -------------            --------------
Net unrealized appreciation
  (depreciation) on investments                                     $6,736,949              $   (3,315)               $2,544,373
                                                               ===============           =============            ==============

                                                                                                                  U.S. GOVERNMENT
                                                                     INTERNET/                  DOW 30               MONEY MARKET
                                                                    SHORT FUND               PLUS FUND                       FUND
                                                               ---------------           -------------            --------------
Appreciation                                                        $       --               $  54,288            $           --
(Depreciation)                                                              --                (150,240)                       --
                                                               ---------------           -------------            --------------
Net unrealized appreciation
  (depreciation) on investments                                     $       --               $ (95,952)           $           --
                                                               ===============           =============            ==============

At February 29, 2000, the cost of investments for federal income tax purposes was $25,226,395, $1,223,738, $182,053,527, $6,942,201, $36,044,879, $1,302,944,
$15,477,944, $1,048,822, $4,646,803 and $30,385,862 for the U.S. Plus Fund,
U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund, Small Cap/Short Fund, Internet Plus Fund, Internet/Short Fund, Dow 30 Plus Fund and the U.S. Government Money Market Fund, respectively.

At February 29, 2000, the U.S./Short Fund deferred post-October losses of $1,587,682 and the OTC/Short Fund deferred post-October losses of $720,093. These amounts may be used to offset future capital gains.

At February 29, 2000, the U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $2,012,411 expiring in 2007. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5.     INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses, through August 31, 2002, in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any Fund to exceed such annual cap on expenses. For the period ended February 29, 2000, the Advisor paid the following expenses by Fund:

                                                                  U.S. PLUS FUND             U.S./SHORT FUND
                                                                  --------------    --------------------------------
                                                                  INVESTOR CLASS    INVESTOR CLASS     ADVISOR CLASS
                                                                  --------------    --------------     -------------
Annual Advisory rate                                                       0.75%             0.90%             0.90%
Annual cap on expenses                                                     1.50%             1.65%             2.65%
Expenses paid in excess of annual cap on expenses--2000                 $    --           $ 9,129           $    59
Advisor expense waiver recovery--2000                                   $ 2,172           $    --           $    --
Remaining expenses subject to potential recovery expiring in:
    2001                                                                $94,751           $60,726           $    --
    2002                                                                $ 5,548           $16,045           $    --
    2003                                                                $    --           $ 9,129           $    59

                                                                           OTC PLUS FUND              OTC/SHORT FUND
                                                                  -------------------------------     --------------
                                                                  INVESTOR CLASS    ADVISOR CLASS     INVESTOR CLASS
                                                                  --------------    -------------     --------------
Annual Advisory rate                                                       0.75%            0.75%              0.90%
Annual cap on expenses                                                     1.50%            2.50%              1.65%
Expenses paid in excess of annual cap on expenses--2000                $     --           $   --           $    480
Advisor expense waiver recovery--2000                                  $154,759           $  110           $     --
Remaining expenses subject to potential recovery expiring in:
    2001                                                               $     --           $   --           $123,475
    2002                                                               $     --           $   --           $ 14,372
    2003                                                               $     --           $   --           $    480

                                                                                                          SMALL CAP/
                                                                         SMALL CAP PLUS FUND              SHORT FUND
                                                                  -------------------------------     --------------
                                                                  INVESTOR CLASS    ADVISOR CLASS     INVESTOR CLASS
                                                                  --------------    -------------     --------------
Annual Advisory rate                                                       0.75%            0.75%              0.90%
Annual cap on expenses                                                     1.50%            2.50%              1.65%
Expenses paid in excess of annual cap on expenses--2000                  $   --           $   --             $4,313
Advisor expense waiver recovery--2000                                    $  854           $    7             $   --
Remaining expenses subject to potential recovery expiring in:
    2001                                                                 $   --           $   --             $   --
    2002                                                                 $   --           $   --             $   --
    2003                                                                 $   --           $   --             $4,313

                                                                                                           INTERNET/
                                                                         INTERNET PLUS FUND               SHORT FUND
                                                                  -------------------------------     --------------
                                                                  INVESTOR CLASS    ADVISOR CLASS     INVESTOR CLASS
                                                                  --------------    -------------     --------------
Annual Advisory rate                                                       0.75%            0.75%              0.90%
Annual cap on expenses                                                     1.50%            2.50%              1.65%
Expenses paid in excess of annual cap on expenses--2000                  $4,183           $    2             $2,252
Advisor expense waiver recovery--2000                                    $   --           $   --             $   --
Remaining expenses subject to potential recovery expiring in:
    2001                                                                 $   --           $   --             $   --
    2002                                                                 $   --           $   --             $   --
    2003                                                                 $4,183           $    2             $2,252

                                                                          DOW 30            U.S. GOVERNMENT
                                                                       PLUS FUND           MONEY MARKET FUND
                                                                  --------------    --------------------------------
                                                                  INVESTOR CLASS    INVESTOR CLASS     ADVISOR CLASS
                                                                  --------------    --------------     -------------
Annual Advisory rate                                                       0.75%             0.50%             0.50%
Annual cap on expenses                                                     1.50%             1.00%             2.00%
Expenses paid in excess of annual cap on expenses--2000                 $   814           $ 9,682            $   38
Advisor expense waiver recovery--2000                                   $    --           $    --            $   --
Remaining expenses subject to potential recovery expiring in:
    2001                                                                $    --           $92,798            $   --
    2002                                                                $    --           $50,746            $   --
    2003                                                                $   814           $ 9,682            $   38

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Advisor, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for the Investor Class and a distribution and shareholder servicing fee of 1.00% of each Fund's average daily net assets for the Advisor Class for services to existing Fund shareholders and distribution of Fund shares. During the period ended February 29, 2000, the Investor Class of the OTC Plus Fund and Small Cap Plus Fund incurred expenses of $42,082 and $16,225, respectively, pursuant to the 12b-1 Plan. During the period ended
February 29, 2000, the Advisor Class of the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Internet Plus Fund and the U.S. Government Money Market Fund incurred expenses of $114, $595, $1,503, $21 and $796, respectively pursuant to the 12b-1 Plan.

INVESTMENT ADVISOR
           Rafferty Asset Management, LLC
           1311 Mamaroneck Avenue
           White Plains, NY 10605

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
           PAYING AGENT & SHAREHOLDER SERVICING
           AGENT
           Firstar Mutual Fund Services, LLC
           P.O. Box 1993
           Milwaukee, WI 53201-1993

CUSTODIAN
           Firstar Bank, N.A.
           615 East Michigan Street
           Milwaukee, WI 53202

COUNSEL
           Kirkpatrick & Lockhart LLP
           1800 Massachusetts Avenue, N.W.
           Washington, D.C. 20036-1800


INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           100 East Wisconsin Avenue
           Milwaukee, WI 53202










This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.